SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

         File No. 2-94608:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._28_                              X
                                                                     -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----

         File No. 811-4165:

         Amendment No._30_


         AMERICAN CENTURY TARGET MATURITIES TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, Kansas City, MO  64141-6200
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  650-965-8300

         Douglas A. Paul
         Secretary, Vice President and General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 3/25/85)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on February 1, 1998, pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a)(1) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On November 14, 1997, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended September 30, 1997.

                    AMERICAN CENTURY TARGET MATURITIES TRUST
                    1933 Act Post-Effective Amendment No. 28
                            1940 Act Amendment No. 30

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Financial Highlights, Performance Advertising

4 Further Information About American Century, Investment Policies of the Funds, Investment Objectives of the Funds, Other Investment Practices, Their Characteristics and Risks

5 Investment Management, Transfer and Administrative Services, Financial Highlights

5A        Not Applicable

6 Further Information About American Century, How to Redeem Shares, Cover Page, Distributions, Taxes

7 How to Open an Account, Distribution of Fund Shares, Cover Page, Share Price, Transfer and Administrative Services, How to Exchange From One Account to Another

8         How to Redeem Shares, Transfer and Administrative Services

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        About the Trust

13 Investment Policies and Techniques, Investment Restrictions, Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information, Trustees and Officers

16        Management, Transfer and Administrative and Services, About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxation of Debt Instruments

21        Distribution of Fund Shares, Additional Purchase and
          Redemption Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                            [american century logo]
                                    American
                                Century(reg.sm)


                                FEBRUARY 1, 1998


                                     BENHAM
                                  GROUP(reg.tm)

                                   Target 2000
                                   Target 2005
                                   Target 2010
                                   Target 2015
                                   Target 2020
                                   Target 2025

INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
         Benham                American Century          Twentieth Century
         Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
     Target 2000
     Target 2005
     Target 2010
     Target 2015
     Target 2020
     Target 2025



                                  PROSPECTUS
                               FEBRUARY 1, 1998


                    Target 2000 * Target 2005 * Target 2010
                    Target 2015 * Target 2020 * Target 2025

                                INVESTOR CLASS

                   AMERICAN CENTURY TARGET MATURITIES TRUST

    American Century Target Maturities Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Six of the funds from our Benham Group that invest primarily in zero-coupon U.S. Treasury securities, are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated February 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419200
                Kansas City, Missouri 64141-6200 * 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 * In Missouri: 816-444-3485
                        Internet: www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2000

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2005

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2010

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2015

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2020

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2025

    Each fund seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks.

    Each fund invests primarily in zero-coupon U.S. Treasury securities and will be liquidated shortly after the conclusion of its target maturity year. For more information about this unique feature, please see "DISTRIBUTIONS-FUND LIQUIDATION," on page 22.

    An investment in the funds is neither insured nor guaranteed by the U.S. government.


                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objectives of the Funds .........................................   2
Transaction and Operating Expense Table ....................................   4
Financial Highlights .......................................................   5

INFORMATION REGARDING THE FUNDS


Investment Policies of the Funds ...........................................  11
    Investment Policies ....................................................  11
    Zero Coupon Securities .................................................  12
    Other Investments ......................................................  12
Other Investment Practices, Their Characteristics
 and Risks .................................................................  12
    Coupon-Bearing U.S. Treasury Securities ................................  13
    Cash Management ........................................................  13
    Securities Lending .....................................................  13
    Portfolio Turnover .....................................................  13
Performance Advertising ....................................................  13


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ...............................................  15
Investing in American Century ..............................................  15
How to Open an Account .....................................................  15
            By Mail ........................................................  15
            By Wire ........................................................  15
            By Exchange ....................................................  16
            In Person ......................................................  16
       Subsequent Investments ..............................................  16
            By Mail ........................................................  16
            By Telephone ...................................................  16
            By Online Access ...............................................  16
            By Wire ........................................................  16
            In Person ......................................................  16
       Automatic Investment Plan ...........................................  16
How to Exchange from One Account to Another ................................  16
            By Mail ........................................................  17
            By Telephone ...................................................  17
            By Online Access ...............................................  17
How to Redeem Shares .......................................................  17
            By Mail ........................................................  17
            By Telephone ...................................................  17
            By Check-A-Month ...............................................  17
            Other Automatic Redemptions ....................................  17
       Redemption Proceeds .................................................  17
            By Check .......................................................  17
            By Wire and ACH ................................................  17
       Redemption of Shares
            in Low-Balance Accounts ........................................  18
Signature Guarantee ........................................................  18
Special Shareholder Services ...............................................  18
            Automated Information Line .....................................  18
            Online Account Access ..........................................  18
            Open Order Service .............................................  18
            Tax-Qualified Retirement Plans .................................  19
Important Policies Regarding Your Investments ..............................  19
Reports to Shareholders ....................................................  20
Employer-Sponsored Retirement Plans and
    Institutional Accounts .................................................  20

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ................................................................  21
    When Share Price Is Determined .........................................  21
    How Share Price Is Determined ..........................................  21
    Where to Find Information About Share Price ............................  22
Distributions ..............................................................  22
    Buying a Dividend ......................................................  22
    Reverse Share Splits ...................................................  22
    Fund Liquidation .......................................................  22
Taxes ......................................................................  22
    Tax-Deferred Accounts ..................................................  23
    Taxable Accounts .......................................................  23
Management .................................................................  24
    Investment Management ..................................................  24
    Code of Ethics .........................................................  25
    Transfer and Administrative Services ...................................  25
Distribution of Fund Shares ................................................  25
Further Information About American Century .................................  25


PROSPECTUS                                        TABLE OF CONTENTS      3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                        Target 2000, Target 2005
                                                        Target 2010, Target 2015
                                                        Target 2020, Target 2025

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .............................    none
Maximum Sales Load Imposed on Reinvested Dividends ..................    none
Deferred Sales Load .................................................    none
Redemption Fee(1) ...................................................    none
Exchange Fee ........................................................    none

ANNUAL FUND  OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees(2) ..................................................   0.59%
12b-1 Fees ..........................................................    none
Other Expenses ......................................................   0.01%
Total Fund Operating Expenses .......................................   0.60%

EXAMPLE:

You would pay the following expenses                           1 year    $  6
on a $1,000 investment, assuming a 5%                         3 years      19
annual return and redemption at the end                       5 years      34
of each time period:                                         10 years      75

(1)  REDEMPTION PROCEEDS SENT BY WIRE ARE SUBJECT TO A $10 PROCESSING FEE.

(2) A PORTION OF THE MANAGEMENT FEE MAY BE PAID BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. TO UNAFFILIATED THIRD PARTIES WHO PROVIDE RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE MANAGER. SEE "MANAGEMENT -- TRANSFER AND ADMINISTRATIVE SERVICES," PAGE 25.


  The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.


  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


  The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer one other class of shares, primarily to institutional investors, that has a different fee structure than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other class. For additional information about the various classes, see "FURTHER INFORMATION ABOUT AMERICAN CENTURY," page 25.



4    TRANSACTION AND OPERATING EXPENSE TABLE        AMERICAN CENTURY INVESTMENTS

                             FINANCIAL HIGHLIGHTS
                                  TARGET 2000

  The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
September 30, except as noted.

                                   1997      1996      1995      1994      1993      1992      1991     1990     1989(1)    1988


PER-SHARE DATA


Net Asset Value,
Beginning of Period ............. $79.95    $76.86    $66.93    $72.40    $62.16    $52.67    $43.11   $42.79    $37.16   $33.33
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Income From
Investment Operations

  Net Investment Income(2) ......  5.10      4.75      4.37      3.99      3.94      3.90      3.69     3.40      2.36      2.94

  Net Realized and
  Unrealized Gain (Loss)
  on Investment Transactions ....  1.00     (1.66)     5.56     (9.46)     6.30      5.59      5.87    (3.08)     3.27      0.89
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total From
  Investment Operations .........  6.10      3.09      9.93     (5.47)     10.24     9.49      9.56     0.32      5.63      3.83
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Distributions(3)

  From Net Investment Income .... (5.20)    (3.94)    (3.42)    (3.25)    (2.34)    (2.22)    (2.09)   (2.35)      --     (2.23)

  From Net Realized
  Capital Gains .................   --        --        --      (2.95)    (1.83)    (0.16)      --     (0.10)      --        --

  In Excess of Net
  Realized Gains ................   --        --        --      (1.20)      --        --        --       --        --        --
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total Distributions ........... (5.20)    (3.94)    (3.42)    (7.40)    (4.17)    (2.38)    (2.09)   (2.45)      --     (2.23)
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Reverse Share Split .............  5.20      3.94      3.42      7.40      4.17      2.38      2.09     2.45       --       2.23
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value, End of Period .. $86.05    $79.95    $76.86    $66.93    $72.40    $62.16    $52.67   $43.11    $42.79   $37.16
 .                                 ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return(4) .................  7.64%     4.01%    14.84%    (7.54)%   16.46%    18.02%    22.18%    0.75%    15.15%   11.49%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets .........  0.56%     0.53%     0.63%     0.59%     0.60%     0.66%     0.66%    0.70%   0.70%(5)   0.70%

  Ratio of Net Investment
  Income to Average Net Assets ..   6.14%    5.99%     6.13%     5.74%     5.94%     6.90%     7.67%    7.84%   7.81%(5)   8.33%

  Portfolio Turnover Rate .......   10%       29%       53%       89%       77%       93%       67%      79%       49%      163%

  Net Assets, End of Period
  (in thousands) ................$248,377  $267,757  $294,736  $243,895  $291,418  $190,063  $89,655  $53,216   $34,820  $14,073

(1)  IN 1989, THE FISCAL YEAR-END FOR AMERICAN  CENTURY TARGET  MATURITIES TRUST
     WAS CHANGED FROM DECEMBER 31 TO SEPTEMBER 30.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5

                             FINANCIAL HIGHLIGHTS
                                  TARGET 2005

  The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
September 30, except as noted.

                                   1997      1996      1995      1994      1993      1992      1991     1990     1989(1)    1988

PER-SHARE DATA


Net Asset Value,
Beginning of Period ............. $57.83    $56.61    $45.22    $51.84    $41.18    $35.13    $27.74   $28.61    $24.36   $21.28
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Income From
Investment Operations

  Net Investment Income(2) ......  3.74      3.50      3.33      3.11      2.90      2.69      2.47     2.27      1.54      1.90

  Net Realized and
  Unrealized Gain (Loss) on
  Investment Transactions .......  2.97     (2.28)     8.06     (9.73)     7.76      3.36      4.92    (3.14)     2.71      1.18
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total From
  Investment Operations .........  6.71      1.22      11.39    (6.62)     10.66     6.05      7.39    (0.87)     4.25      3.08
                                  ------    ------    ------    ------    ------   ------    ------    ------    ------   ------
Distributions(3)

  From Net Investment Income .... (3.61)    (2.06)    (2.41)    (2.70)    (2.51)    (1.75)    (0.86)   (1.60)      --     (1.53)

  From Net Realized
  Capital Gains ................. (0.44)    (0.58)    (0.67)    (8.47)    (1.01)    (0.37)      --     (0.07)      --        --
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total Distributions ........... (4.05)    (2.64)    (3.08)    (11.17)   (3.52)    (2.12)    (0.86)   (1.67)      --     (1.53)
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Reverse Share Split .............  4.05      2.64      3.08      11.17     3.52      2.12      0.86     1.67       --       1.53
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value, End of Period .. $64.54    $57.83    $56.61    $45.22    $51.84    $41.18    $35.13   $27.74    $28.61   $24.36
                                  ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return(4) ................. 11.60%     2.15%    25.16%   (12.75)%   25.89%    17.22%    26.64%   (3.04)%   17.45%   14.48%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets .........  0.57%     0.58%     0.71%     0.64%     0.62%     0.63%     0.70%    0.70%   0.70%(5)   0.70%

  Ratio of Net Investment
  Income to Average Net Assets ..   6.15%    6.05%     6.58%     6.37%     6.44%     7.27%     7.80%    7.93%   7.66%(5)   8.44%

  Portfolio Turnover Rate .......   15%       31%       34%       68%       50%       64%       85%     186%       72%       27%

  Net Assets, End of Period
  (in thousands) ................ $281,677  $238,864  $183,452  $96,207  $149,890   $168,697  $161,388  $46,303  $24,955  $8,948

(1)  IN 1989, THE FISCAL YEAR-END FOR AMERICAN  CENTURY TARGET  MATURITIES TRUST
     WAS CHANGED FROM DECEMBER 31 TO SEPTEMBER 30.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


6      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS

                             FINANCIAL HIGHLIGHTS
                                  TARGET 2010

  The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
September 30, except as noted.

                                   1997      1996      1995      1994      1993      1992      1991     1990     1989(1)    1988


PER-SHARE DATA


Net Asset Value,
Beginning of Period ............. $42.47    $42.14    $31.67    $38.13    $28.53    $25.08    $19.18   $20.59    $17.31   $14.96
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Income From
Investment Operations

  Net Investment Income(2) ......  2.79      2.58      2.41      2.24      2.05      1.88      1.72     1.61      1.08      1.29

  Net Realized and
  Unrealized Gain (Loss) on
  Investment Transactions .......  3.90     (2.25)     8.06     (8.70)     7.55      1.57      4.18    (3.02)     2.20      1.06
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total From
  Investment Operations .........  6.69      0.33      10.47    (6.46)     9.60      3.45      5.90    (1.41)     3.28      2.35
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Distributions(3)

  From Net Investment Income .... (2.82)    (1.57)    (1.48)    (1.46)    (1.58)    (1.14)    (1.05)   (1.50)      --     (0.42)

  From Net Realized
  Capital Gains ................. (1.17)      --      (0.48)    (4.31)    (1.14)      --        --     (0.09)      --        --
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total Distributions ........... (3.99)    (1.57)    (1.96)    (5.77)    (2.72)    (1.14)    (1.05)   (1.59)      --     (0.42)
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Reverse Share Split .............  3.99      1.57      1.96      5.77      2.72      1.14      1.05     1.59       --       0.42
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value, End of Period .. $49.16    $42.47    $42.14    $31.67    $38.13    $28.53    $25.08   $19.18    $20.59   $17.31
 .                                 ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return(4) ................. 15.75%     0.78%    33.06%   (16.92)%   33.61%    13.76%    30.76%   (6.85)%   18.95%   15.71%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets .........  0.62%     0.67%     0.71%     0.68%     0.66%     0.70%     0.70%    0.70%   0.70%(5)   0.70%

  Ratio of Net Investment
  Income to Average Net Assets ..   6.15%    5.98%     6.56%     6.35%     6.32%     7.20%     7.73%    7.82%   7.34%(5)   8.11%

  Portfolio Turnover Rate .......   26%       24%       26%       35%      132%       95%      131%     191%       88%      259%

  Net Assets, End of Period
  (in thousands) ................ $124,812  $111,117  $95,057   $46,312   $70,551   $55,565   $47,661  $37,222   $42,439  $9,617


(1)  IN 1989, THE FISCAL YEAR-END FOR AMERICAN  CENTURY TARGET  MATURITIES TRUST
     WAS CHANGED FROM DECEMBER 31 TO SEPTEMBER 30.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       7

                             FINANCIAL HIGHLIGHTS
                                  TARGET 2015

  The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
September 30, except as noted.

                                   1997      1996      1995      1994      1993      1992      1991     1990     1989(1)    1988


PER-SHARE DATA


Net Asset Value,
Beginning of Period ............. $31.96    $32.20    $22.79    $29.04    $20.39    $18.44    $13.75   $15.62    $12.63   $11.37
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Income From
Investment Operations

  Net Investment Income(2) ......  2.00      1.85      1.71      1.57      1.46      1.33      1.26     1.18      0.79      0.94

  Net Realized and
  Unrealized Gain (Loss) on
  Investment Transactions .......  4.38     (2.09)     7.70     (7.82)     7.19      0.62      3.43    (3.05)     2.20      0.32
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total From
  Investment Operations .........  6.38     (0.24)     9.41     (6.25)     8.65      1.95      4.69    (1.87)     2.99      1.26
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Distributions(3)

  From Net Investment Income .... (2.05)    (1.28)    (0.87)    (1.19)    (1.45)    (1.23)    (0.97)   (0.50)      --     (0.55)

  From Net Realized
  Capital Gains ................. (0.34)    (1.61)      --      (7.08)     (0.34)     --        --     (0.01)      --        --

  In Excess of Net
  Realized Gains ................   --        --        --      (0.37)      --        --        --       --        --        --
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total Distributions ........... (2.39)    (2.89)    (0.87)    (8.64)    (1.79)    (1.23)    (0.97)   (0.51)      --     (0.55)
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Reverse Share Split .............  2.39      2.89      0.87      8.64      1.79      1.23      0.97     0.51       --      0.55
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value, End of Period .. $38.34    $31.96    $32.20    $22.79    $29.04    $20.39    $18.44   $13.75    $15.62   $12.63
                                  ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return(4) ................. 19.96%    (0.74)%   41.29%   (21.52)%   42.42%    10.57%    34.11%   (11.97)%  23.67%   11.08%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets .........  0.61%     0.65%     0.71%     0.68%     0.63%     0.62%     0.61%    0.70%   0.70%(5)   0.70%

  Ratio of Net Investment
  Income to Average Net Assets ..   5.79%     5.63%     6.40%     5.97%     6.28%     7.04%     7.79%    7.74%   7.02%(5)   7.97%

  Portfolio Turnover Rate .......   21%       17%       70%       65%      138%      103%       40%      81%       48%      188%

  Net Assets, End of Period
  (in thousands) ................ $114,900  $115,654  $114,647  $66,073  $89,023  $131,106  $222,118  $295,577  $233,792 $11,790


(1)  IN 1989, THE FISCAL YEAR-END FOR AMERICAN  CENTURY TARGET  MATURITIES TRUST
     WAS CHANGED FROM DECEMBER 31 TO SEPTEMBER 30.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


8      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS

                             FINANCIAL HIGHLIGHTS
                                  TARGET 2020

  The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
September 30, except as noted.

                                                     1997      1996      1995      1994      1993     1992      1991     1990(1)



PER-SHARE DATA

Net Asset Value,
Beginning of Period ............................... $22.00    $22.47    $15.28    $20.72    $13.63   $12.54     $9.63    $12.00
                                                    ------    ------    ------    ------    ------   ------    ------    ------
Income From Investment Operations

  Net Investment Income(2) ........................  1.51      1.41      1.19      1.13      1.00     0.92      0.85      0.60

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions ...............  3.66     (1.88)     6.00     (6.57)     6.09     0.17      2.06     (2.97)
                                                    ------    ------    ------    ------    ------   ------    ------    ------
  Total From
  Investment Operations ...........................  5.17     (0.47)     7.19     (5.44)     7.09     1.09      2.91     (2.37)
                                                    ------    ------    ------    ------    ------   ------    ------    ------
Distributions(3)

  From Net Investment Income ...................... (1.45)    (0.40)    (0.21)    (0.28)    (0.53)   (0.63)    (0.21)      --

  From Net Realized Capital Gains .................   --      (0.04)      --      (1.31)    (0.72)   (0.08)      --        --

  In Excess of Net Realized Gains .................   --        --        --      (1.18)      --       --        --        --
                                                    ------    ------    ------    ------    ------   ------    ------    ------
  Total Distributions ............................. (1.45)    (0.44)    (0.21)    (2.77)    (1.25)   (0.71)    (0.21)      --
                                                    ------    ------    ------    ------    ------   ------    ------    ------
Reverse Share Split ...............................  1.45      0.44      0.21      2.77      1.25     0.71      0.21       --
                                                    ------    ------    ------    ------    ------   ------    ------    ------
Net Asset Value, End of Period .................... $27.17    $22.00    $22.47    $15.28    $20.72   $13.63    $12.54     $9.63
                                                    ======    ======    ======    ======    ======   ======    ======    ======
Total Return(4) ................................... 23.50%    (2.09)%   47.05%   (26.25)%   52.02%    8.69%    30.22%   (19.75)%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to
  Average Net Assets ..............................  0.53%     0.61%     0.72%     0.70%     0.70%    0.66%     0.67%   0.70%(5)

  Ratio of Net Investment Income
  to Average Net Assets ...........................  6.29%     6.25%     6.24%     6.28%     6.10%    7.19%     7.50%   7.79%(5)

  Portfolio Turnover Rate .........................   14%       47%       78%      116%      179%     144%      151%      189%

  Net Assets, End of Period
  (in thousands) .................................. $553,551  $926,319  $574,702  $58,535   $56,125  $41,793   $88,332   $53,198


(1)  FROM DECEMBER 29, 1989 INCEPTION THROUGH SEPTEMBER 30, 1990.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       9

                             FINANCIAL HIGHLIGHTS
                                  TARGET 2025

  The Financial  Highlights for each of the periods  presented have been audited by KPMG Peat Marwick LLP, independent auditors,  whose report thereon appears in the fund's annual report,  which is incorporated by reference into the Statement of Additional  Information.  The annual report contains  additional  performance information  and will be made  available  upon request and without  charge.  The
information  presented  is  for  a  share  outstanding   throughout  the  period
indicated.

                                                                1997              1996(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period .........................  $17.91             $19.85
                                                                ------             ------
Income From Investment Operations
  Net Investment Income(2) ...................................   1.21               0.72

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions .................................   3.15              (2.66)
                                                                ------             ------
  Total From Investment Operations ...........................   4.36              (1.94)
                                                                ------             ------
Distributions
  From Net Investment Income .................................  (0.72)               --
                                                                ------             ------
Reverse Share Split ..........................................   0.72                --
                                                                ------             ------
Net Asset Value, End of Period ...............................  $22.27             $17.91
                                                                ======             ======
Total Return(3) ..............................................  24.34%             (9.77)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ............   0.62%            0.67%(4)

Ratio of Net Investment Income to Average Net Assets .........   6.14%            6.57%(4)

Portfolio Turnover Rate ......................................    58%               61%

Net Assets, End of Period (in thousands) .....................  $73,821            $35,661

(1)  FEBRUARY 15, 1996 (INCEPTION) THROUGH SEPTEMBER 30, 1996.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.

(3)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(4)  ANNUALIZED.


10      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS


    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of the Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT POLICIES


    Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents (a zero). Unlike U.S. Treasury securities with coupons attached, which pay interest periodically, zeros pay no interest. Instead, these securities are issued at a substantial discount from their maturity value, and this discount is amortized over the life of the security. Investment return comes from the difference between the price at which a zero is issued (or purchased) and the price at which it matures (or is sold).


    To approximate the experience an investor would have if he or she purchased zeros directly, the manager manages each fund to track as closely as possible the price behavior of a zero with the same term to maturity. To correct for factors such as shareholder purchases and redemptions (and related transaction costs) that differentiate investing in a portfolio of zeros from investing directly in a zero, the manager executes portfolio transactions necessary to accommodate shareholder activity each business day. To limit reinvestment risk, the manager adjusts each fund's weighted average maturity (WAM) to fall within the fund's target maturity year so that, normally, at least 90% of the securities held mature within one year of the fund's target maturity year.


    By adhering to these investment parameters, the manager expects that shareholders who hold their shares until a fund's WAM*, and who reinvest all dividends and capital gain distributions, will realize an investment return and a maturity value that does not differ substantially from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

    The manager calculates each fund's AGR and AVM each day the Trust is open for business. AGR and AVM daily calculations assume, among other factors, that the fund's expense ratio and portfolio composition remain constant for the life of the fund.


    Transaction costs, interest rate changes, and the manager's efforts to improve total return by taking advantage of market opportunities also cause the funds' AGRs and AVMs to vary from day to day. Despite these so-called "destabilizing" factors, however, each fund's AGR and AVM tend to fluctuate within narrow ranges. The table on the following page shows each fund's AVM as of September 30 for each of the past five years. (AGRs are illustrated in the Statement of Additional Information.)


    The funds' share prices and growth rates are not guaranteed by the Trust, the manager, or any of their affiliates. There is no guarantee that the funds' AVMs will fluctuate as little in the future as they have in the past.


    *A FUND'S WEIGHTED AVERAGE MATURITY DATE CAN BE CALCULATED AT ANY POINT IN TIME BY ADDING ITS WAM TO THE CURRENT DATE. FOR EXAMPLE, IF TODAY WERE NOVEMBER 17, 1998, AND THE FUND'S WAM WERE SIX YEARS, THE FUND'S WEIGHTED AVERAGE MATURITY DATE WOULD BE NOVEMBER 17, 2004. PLEASE NOTE THAT A FUND'S WEIGHTED AVERAGE MATURITY DATE TYPICALLY PRECEDES THE DATE ON WHICH THE FUND WILL BE LIQUIDATED. FOR DETAILS ON FUND LIQUIDATION, SEE PAGE 22.



PROSPECTUS                          INFORMATION REGARDING THE FUNDS       11



Anticipated Value At Maturity

                 9/30/93     9/30/94     9/30/95    9/30/96     9/30/97
--------------------------------------------------------------------------

Target 2000      $100.69     $100.86     $100.99    $101.10     $101.13

Target 2005       100.21      100.58      100.32     100.71      100.85

Target 2010       100.94      101.38      101.02     102.53      103.40

Target 2015       106.84      107.95      109.62     110.11      110.52

Target 2020       100.76      102.11      102.31     103.60      104.84

Target 2025         N/A         N/A         N/A      109.24      110.88
--------------------------------------------------------------------------

ZERO COUPON SECURITIES

    Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and generic TRs (Treasury Receipts).

    The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.


    The Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of Resolution Funding Corporation bonds. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."


OTHER INVESTMENTS

    As a fund's target maturity year approaches, the manager may buy coupon-bearing securities whose duration and price characteristics are similar to those of aging zero-coupon securities. Towards the end of a fund's target maturity year and until the fund is liquidated, the proceeds of maturing zero-coupon securities are invested in U.S. Treasury bills.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    The funds are designed for investors with long-term financial goals that correspond to one or more of the target maturities offered. Investors who use zeros or the funds for short-term speculative purposes should understand that, although most of the reinvestment risk associated with coupon-bearing bonds has been eliminated, the prices of zeros can fluctuate dramatically between issuance and maturity. When interest rates rise, the price of a zero falls more sharply than the price of a coupon-bearing security of the same maturity. Correspondingly, when interest rates fall, the price of a zero rises more sharply than the price of a coupon-bearing security.

    Each fund's share price will fluctuate daily in response to fund activity and changes in the market value of its investments. Due to the price volatility of zeros, redemptions made prior to a fund's target maturity year may result in unanticipated capital gains or losses for the funds. These capital gains and losses will be distributed to shareholders regardless of whether they have redeemed shares. Although shareholders have the option to redeem shares on any business day, those seeking to minimize their exposure to share price volatility should plan to hold their shares until the end of their fund's target maturity year.

    Investing in a portfolio of zeros is different from investing directly in a zero. Although the manager adheres to investment policies designed to assure close correspondence between the price behavior of a fund and that of a zero with the same maturity characteristics, precise forecasts of maturity value and yield to maturity are not possible.


12      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS



    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.


COUPON-BEARING U.S. TREASURY SECURITIES

    U.S. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

CASH MANAGEMENT

    Each fund may invest in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

    UP TO 5% OF EACH FUND'S TOTAL ASSETS MAY BE INVESTED IN THIS MANNER.

SECURITIES LENDING

    The funds may lend portfolio securities to broker-dealers to earn additional income. This practice could result in a loss or a delay in recovering the fund's securities. Securities loans are subject to guidelines prescribed by the Board of Trustees, which are set forth in the Statement of Additional Information.

    A FUND'S LOANS MAY NOT EXCEED 33 1/3% OF ITS TOTAL ASSETS.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the funds are shown in the FINANCIAL HIGHLIGHTS tables of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. The funds' annual portfolio turnover rates are not expected to exceed 150% and may vary from year to year. An annual portfolio turnover rate of 100% or more is considered high. Higher turnover would generate correspondingly higher transaction costs that are borne directly by a fund. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


PERFORMANCE ADVERTISING


    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield(for tax-exempt funds). Performance data may be quoted separately for the Investor Class and for the other class.


    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from


PROSPECTUS                              INFORMATION REGARDING THE FUNDS     13


the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund that invests in exempt obligations. As a prospective investor in the funds, you should determine whether your state tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formula depicted below.

    The tax-equivalent yield is based on each fund's current state tax-free yield, and your state income tax rate. The formula is:

          Fund's State Tax-Free Yield                    Your State
    ----------------------------------------     =     Tax-Equivalent
           100% - State Tax Rate                           Yield

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative  comparison,  which  may be based  upon  historical  or  expected  fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


14      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


               HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.


INVESTING IN AMERICAN CENTURY

    The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS," page 20.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 ($1,000 for IRA accounts). These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "AUTOMATIC INVESTMENT PLAN," page 16.

    The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

    PLEASE NOTE: IF YOU REGISTER YOUR ACCOUNT AS BELONGING TO MULTIPLE OWNERS (E.G., AS JOINT TENANTS), YOU MUST PROVIDE US WITH SPECIFIC AUTHORIZATION ON YOUR APPLICATION IN ORDER FOR US TO ACCEPT WRITTEN OR TELEPHONE INSTRUCTIONS FROM A SINGLE OWNER. OTHERWISE, ALL OWNERS WILL HAVE TO AGREE TO ANY TRANSACTIONS THAT INVOLVE THE ACCOUNT (WHETHER THE TRANSACTION REQUEST IS IN WRITING OR OVER THE TELEPHONE).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918

*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS     15


*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.

*  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number

    * If more than one account, account numbers and amount to be invested in each account.

    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:


    4500 Main Street
    Kansas City, Missouri

    4917 Town Center Drive
    Leawood, Kansas

    1665 Charleston Road
    Mountain View, California

    2000 S. Colorado Blvd.
    Denver, Colorado


SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "AUTOMATIC INVESTMENT PLAN," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL


    When making subsequent investments, enclose your check with the investment slip portion of the confirmation from a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (PLEASE BE AWARE THAT THE INVESTMENT MINIMUM FOR SUBSEQUENT INVESTMENTS IS HIGHER WITHOUT AN INVESTMENT SLIP.)


BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

    Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 15 and indicate your account number.

IN PERSON


    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.


AUTOMATIC INVESTMENT PLAN


    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Investor Services Representative.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to



16 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


the close of the New York Stock Exchange for the funds described in this Prospectus, and at the close of the Exchange for all of our other funds. See "WHEN SHARE PRICE IS DETERMINED," page 21.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 18) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

    You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "SIGNATURE GUARANTEE," page 18.

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

    If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission.


PROSPECTUS             HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS      17


Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN  LOW-BALANCE ACCOUNTS

    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee is required when:

    *    redeeming more than $25,000; or

    * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:

AUTOMATED INFORMATION LINE

    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

    You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your fund's daily share price, receive updates on major market indices and view historical performance of your fund. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING
YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       19


  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for the Funds offered by this Prospectus is determined one hour before the close of regular trading on each day that the New York Stock Exchange is open, usually 2 p.m. Central time. Net asset value for all other American Century funds is determined at the close of regular trading on the Exchange.


    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, one hour prior to the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.


    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediairies represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, each fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       21


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the Funds are published in leading newspapers daily. The net asset values, as well as yield information on all of the funds and other funds in the American Century family of funds, may be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

    Each fund declares an ordinary income dividend (and a capital gain distribution, if necessary) in December.


    Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the "Investment Company Act").


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59(1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

BUYING A DIVIDEND

    The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your fund's share price, you will receive a portion of your investment back as a taxable dividend or distribution.

REVERSE SHARE SPLITS

    At the same time that the funds' annual dividends (and capital gain distributions, if any) are declared, the Board of Trustees also declares a reverse share split for each fund that exactly offsets the per-share amount of the fund's dividends (and capital gain distributions).

    Following a reverse share split, shareholders who have chosen to reinvest dividends and capital gain distributions own exactly the same number of shares they owned prior to the distribution and reverse share split. Shareholders who have elected to take distributions in cash own fewer shares. Reverse share splits cause the funds' share prices to behave similarly to the prices of directly held zero-coupon securities with comparable maturity characteristics. Although the Trustees intend to declare a reverse share split each time a dividend or capital gain distribution is declared, they reserve the right not to do so.

FUND LIQUIDATION


    During a fund's target maturity year, shareholders will be asked if they wish to receive payment of the liquidation proceeds in cash or to exchange their shares for those of another American Century fund or another Target fund. If the Trust has not received instructions by December 31 of the fund's target maturity year, shares will be exchanged for shares of American Century-Benham Capital Preservation Fund (CPF) when the fund is liquidated in the January following the fund's target maturity year. If CPF is not available, fund shares will be exchanged for shares of another money market fund in the American Century family of funds.


TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.


22     ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    Zero-coupon securities purchased by the funds accrue interest (commonly referred to as "imputed income") for federal income tax purposes even though zeros do not pay current interest. The funds must distribute this imputed income to shareholders as ordinary income dividends, which are subject to federal taxes but exempt from state taxes.


    Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from gains on assets held greater than 12 months but not more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.


    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


    If you have not complied with certain provisions of the Internal Revenue Code and regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders



PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       23



have held such shares for a period of more than 12 months but not more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT

INVESTMENT MANAGEMENT


    The Funds are diversified, open-end series of the American Century Target Maturities Trust. Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the teams may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.


    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


    CASEY COLTON, Senior Portfolio Manager, joined the Manager in 1990, as a Municipal Analyst and has been a member of the team that manages the Target funds since January, 1996. Mr. Colton is a Chartered Financial Analyst.


    DAVID SCHROEDER, Vice President, joined the Manager in 1990, and has been primarily responsible for the day-to-day operations of each of the Target funds since July, 1990.


    JEREMY FLETCHER, Associate Portfolio Manager, joined the manager in 1991 and has been a member of the team that manages the Target funds since August, 1997.


    The activities of the manager are subject only to directions of the fund's Board of Trustees. The manager pays all the expenses of the funds except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the bond funds managed by the manager (the Investment Category Fee). Second, a separate fee rate schedule is applied to the assets of all of the mutual funds managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for each of the funds is an annual rate of 0.29% of the average net assets of each Fund. The Complex Fee is currently an annual rate of 0.30% of the average net assets of each fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


    On the first business day of each month, each series of shares pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further by multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).



24     ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

    The manager and the transfer agent are both wholly-owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES


    The funds' shares are distributed by FDI, a registered broker-dealer (the distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


    The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor.


FURTHER INFORMATION ABOUT AMERICAN CENTURY


    American Century Target Maturities Trust was organized as a Massachusetts business trust on November 8, 1984. The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees. The principal office of the funds is American Century Tower, 4500 Main Street, P. O. Box 419200, Kansas City,
Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).


    The funds are individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund. The funds do not issue share certificates.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       25



    American Century Target Maturities Trust offers two classes of each of the funds offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions or 12b-1 fees.

    The Advisor class is primarily offered to institutional investors or through institutional distributions channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. This other class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call one of our Investor Services Representatives at 1-800-345-2021.


    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.


    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.


    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.



26     ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS



                                     NOTES


NOTES                                                                       27


                                     NOTES


28                                                                       NOTES


                                     NOTES


NOTES                                                                       29


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

INTERNET: WWW.AMERICANCENTURY.COM


                            [american century logo]
                                    American
                                Century(reg.sm)

9802           [recycled logo]
SH-BKT-10354      Recycled

                                   PROSPECTUS

                             [american century logo]
                                    American
                                 Century(reg.sm)


                                FEBRUARY 1, 1998


                                     BENHAM
                                  GROUP(reg.tm)

                                   Target 2000
                                   Target 2005
                                   Target 2010
                                   Target 2015
                                   Target 2020
                                   Target 2025

ADVISOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                        AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
         Benham                American Century          Twentieth Century
         Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
     Target 2000
     Target 2005
     Target 2010
     Target 2015
     Target 2020
     Target 2025



                                  PROSPECTUS
                               FEBRUARY 1, 1998


                     Target 2000 * Target 2005 * Target 2010
                     Target 2015 * Target 2020 * Target 2025

                                 ADVISOR CLASS

                   AMERICAN CENTURY TARGET MATURITIES TRUST

    American Century Target Maturities Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Six of the funds from our Benham Group that invest primarily in zero-coupon U.S. Treasury securities, are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to a Rule 12b-1 shareholder services fee and distribution fee as described in this Prospectus.

    The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated February 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038
                       Internet: www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2000

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2005

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2010

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2015

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2020

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2025

    Each fund seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks.

    Each fund invests primarily in zero-coupon U.S. Treasury securities and will be liquidated shortly after the conclusion of its target maturity year. For more information about this unique feature, please see "DISTRIBUTIONS-FUND LIQUIDATION," on page 17.

    An investment in the funds is neither insured nor guaranteed by the U.S. government.

                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objectives of the Funds .........................................   2
Transaction and Operating Expense Table ....................................   4
Performance Information of Other Class .....................................   5

INFORMATION REGARDING THE FUNDS


Investment Policies of the Funds ...........................................  11
    Investment Policies ....................................................  11
    Zero Coupon Securities .................................................  12
    Other Investments ......................................................  12
Other Investment Practices, Their Characteristics
  and Risks ................................................................  12
    Coupon-Bearing U.S. Treasury Securities ................................  13
    Cash Management ........................................................  13
    Securities Lending .....................................................  13
    Portfolio Turnover .....................................................  13
 Performance Advertising ...................................................  13


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American
    Century Funds ..........................................................  15
How to Exchange from One American
    Century Fund to Another ................................................  15
How to Redeem Shares .......................................................  15
Telephone Services .........................................................  15
    Investors Line .........................................................  15

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ................................................................  16
    When Share Price Is Determined .........................................  16
    How Share Price Is Determined ..........................................  16
    Where to Find Information About Share Price ............................  17
Distributions ..............................................................  17
    Buying a Dividend ......................................................  17
    Reverse Share Splits ...................................................  17
    Fund Liquidation .......................................................  17
Taxes ......................................................................  17
    Tax-Deferred Accounts ..................................................  17
    Taxable Accounts .......................................................  18
Management .................................................................  19
    Investment Management ..................................................  19
    Code of Ethics .........................................................  20
    Transfer and Administrative Services ...................................  20
Distribution of Fund Shares ................................................  20
    Service and Distribution Fees ..........................................  20
Further Information About American Century .................................  21


PROSPECTUS                                        TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                        Target 2000, Target 2005
                                                        Target 2010, Target 2015
                                                        Target 2020, Target 2025

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .............................    none
Maximum Sales Load Imposed on Reinvested Dividends ..................    none
Deferred Sales Load .................................................    none
Redemption Fee ......................................................    none
Exchange Fee ........................................................    none

ANNUAL FUND  OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees(1) ..................................................   0.34%
12b-1 Fees(2) .......................................................   0.50%
Other Expenses ......................................................   0.01%
Total Fund Operating Expenses .......................................   0.85%

EXAMPLE:

You would pay the following expenses                           1 year    $  9
on a $1,000 investment, assuming a 5%                         3 years      27
annual return and redemption at the end                       5 years      47
of each time period:                                         10 years     105


(1) A PORTION OF THE MANAGEMENT FEE MAY BE PAID BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. TO UNAFFILIATED THIRD PARTIES WHO PROVIDE RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE MANAGER. SEE "MANAGEMENT -- TRANSFER AND ADMINISTRATIVE SERVICES," PAGE 20.


(2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE ADVISOR CLASS SHARES THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE THEM FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE MANAGER, AND A PORTION IS USED TO
     COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. SEE "SERVICE AND DISTRIBUTION FEES," PAGE 20.



  The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.


  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The shares offered by this Prospectus are Advisor Class shares. The funds offer one other class of shares which is primarily made available to retail investors. The other class has a different fee structure than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other class. For additional information about the various classes, see "FURTHER INFORMATION ABOUT AMERICAN CENTURY," page 21.


4    TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS

                    PERFORMANCE INFORMATION OF OTHER CLASS
                                  TARGET 2000

  The Advisor Class of the Funds was established September 2, 1997; therefore no shares had been issued prior to the Fund's prior fiscal year end. The financial information in this table regarding selected per share data for the Fund reflects the performance of the Fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the Fund for the time periods presented, the Fund's performance information would be lower as a result of the higher expenses.

  The performance information for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                   1997      1996      1995      1994      1993      1992      1991     1990     1989(1)    1988

PER-SHARE DATA


Net Asset Value,
Beginning of Period ............  $79.95    $76.86    $66.93    $72.40    $62.16    $52.67    $43.11   $42.79    $37.16   $33.33
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Income From
Investment Operations

  Net Investment Income(2) .....   5.10      4.75      4.37      3.99      3.94      3.90      3.69     3.40      2.36      2.94

  Net Realized and
  Unrealized Gain (Loss) on
  Investment Transactions ......   1.00     (1.66)     5.56     (9.46)     6.30      5.59      5.87    (3.08)     3.27      0.89
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total From
  Investment Operations ........   6.10      3.09      9.93     (5.47)     10.24     9.49      9.56     0.32      5.63      3.83
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Distributions(3)

  From Net
  Investment Income ............  (5.20)    (3.94)    (3.42)    (3.25)    (2.34)    (2.22)    (2.09)   (2.35)      --     (2.23)

  From Net Realized
  Capital Gains ................    --        --        --      (2.95)    (1.83)    (0.16)      --     (0.10)      --        --

  In Excess of Net
  Realized Gains ...............    --        --        --      (1.20)      --        --        --       --        --        --
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total Distributions ..........  (5.20)    (3.94)    (3.42)    (7.40)    (4.17)    (2.38)    (2.09)   (2.45)      --     (2.23)
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Reverse Share Split ............   5.20      3.94      3.42      7.40      4.17      2.38      2.09     2.45       --       2.23
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value,
End of Period ..................  $86.05    $79.95    $76.86    $66.93    $72.40    $62.16    $52.67   $43.11    $42.79   $37.16
                                  ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return(4) ................  7.64%      4.01%    14.84%    (7.54)%   16.46%    18.02%    22.18%    0.75%    15.15%   11.49%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets ........   0.56%     0.53%     0.63%     0.59%     0.60%     0.66%     0.66%    0.70%   0.70%(5)   0.70%

  Ratio of Net Investment
  Income to Average Net Assets .    6.14%    5.99%     6.13%     5.74%     5.94%     6.90%     7.67%    7.84%   7.81%(5)   8.33%

  Portfolio Turnover Rate ......    10%       29%       53%       89%       77%       93%       67%      79%       49%      163%

  Net Assets, End of Period
  (in thousands) ............... $248,377  $267,757  $294,736  $243,895  $291,418  $190,063  $89,655  $53,216   $34,820  $14,073

(1)  IN 1989, THE FISCAL YEAR-END FOR AMERICAN  CENTURY TARGET  MATURITIES TRUST
     WAS CHANGED FROM DECEMBER 31 TO SEPTEMBER 30.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       5

                    PERFORMANCE INFORMATION OF OTHER CLASS
                                  TARGET 2005

  The Advisor Class of the Funds was established September 2, 1997; therefore no shares had been issued prior to the Fund's prior fiscal year end. The financial information in this table regarding selected per share data for the Fund reflects the performance of the Fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the Fund for the time periods presented, the Fund's performance information would be lower as a result of the higher expenses.

  The performance information for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                   1997      1996      1995      1994      1993      1992      1991     1990     1989(1)    1988

PER-SHARE DATA


Net Asset Value,
Beginning of Period ............. $57.83    $56.61    $45.22    $51.84    $41.18    $35.13    $27.74   $28.61    $24.36   $21.28
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Income From
Investment Operations

  Net Investment Income(2) ......  3.74      3.50      3.33      3.11      2.90      2.69      2.47     2.27      1.54      1.90

  Net Realized and
  Unrealized Gain (Loss) on
  Investment Transactions .......  2.97     (2.28)     8.06     (9.73)     7.76      3.36      4.92    (3.14)     2.71      1.18
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total From
  Investment Operations .........  6.71      1.22      11.39    (6.62)     10.66     6.05      7.39    (0.87)     4.25      3.08
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Distributions(3)

  From Net
  Investment Income ............. (3.61)    (2.06)    (2.41)    (2.70)    (2.51)    (1.75)    (0.86)   (1.60)      --     (1.53)

  From Net Realized
  Capital Gains ................. (0.44)    (0.58)    (0.67)    (8.47)    (1.01)    (0.37)      --     (0.07)      --        --
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total Distributions ........... (4.05)    (2.64)    (3.08)    (11.17)   (3.52)    (2.12)    (0.86)   (1.67)      --     (1.53)
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Reverse Share Split .............  4.05      2.64      3.08      11.17     3.52      2.12      0.86     1.67       --       1.53
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value,
End of Period ................... $64.54    $57.83    $56.61    $45.22    $51.84    $41.18    $35.13   $27.74    $28.61   $24.36
                                  ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return(4) ................. 11.60%     2.15%    25.16%   (12.75)%   25.89%    17.22%    26.64%   (3.04)%   17.45%   14.48%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets .........  0.57%     0.58%     0.71%     0.64%     0.62%     0.63%     0.70%    0.70%   0.70%(5)   0.70%

  Ratio of Net Investment
  Income to Average Net Assets ..   6.15%    6.05%     6.58%     6.37%     6.44%     7.27%     7.80%    7.93%   7.66%(5)   8.44%

  Portfolio Turnover Rate .......   15%       31%       34%       68%       50%       64%       85%     186%       72%       27%

  Net Assets, End of Period
  (in thousands) ................ $281,677  $238,864  $183,452  $96,207  $149,890   $168,697  $161,388  $46,303  $24,955  $8,948

(1)  IN 1989, THE FISCAL YEAR-END FOR AMERICAN  CENTURY TARGET  MATURITIES TRUST
     WAS CHANGED FROM DECEMBER 31 TO SEPTEMBER 30.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


6     PERFORMANCE INFORMATION OF OTHER CLASS      AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                                  TARGET 2010

  The Advisor Class of the Funds was established September 2, 1997; therefore no shares had been issued prior to the Fund's prior fiscal year end. The financial information in this table regarding selected per share data for the Fund reflects the performance of the Fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the Fund for the time periods presented, the Fund's performance information would be lower as a result of the higher expenses.

  The performance information for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                   1997      1996      1995      1994      1993      1992      1991     1990     1989(1)    1988

PER-SHARE DATA


Net Asset Value,
Beginning of Period ............. $42.47    $42.14    $31.67    $38.13    $28.53    $25.08    $19.18   $20.59    $17.31   $14.96
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------

Income From
Investment Operations

  Net Investment Income(2) ......  2.79      2.58      2.41      2.24      2.05      1.88      1.72     1.61      1.08      1.29

  Net Realized and
  Unrealized Gain (Loss) on
  Investment Transactions .......  3.90     (2.25)     8.06     (8.70)     7.55      1.57      4.18    (3.02)     2.20      1.06
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total From
  Investment Operations .........  6.69      0.33      10.47    (6.46)     9.60      3.45      5.90    (1.41)     3.28      2.35
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Distributions(3)

  From Net
  Investment Income ............. (2.82)    (1.57)    (1.48)    (1.46)    (1.58)    (1.14)    (1.05)   (1.50)      --     (0.42)

  From Net Realized
  Capital Gains ................. (1.17)      --      (0.48)    (4.31)    (1.14)      --        --     (0.09)      --        --
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total Distributions ........... (3.99)    (1.57)    (1.96)    (5.77)    (2.72)    (1.14)    (1.05)   (1.59)      --     (0.42)
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Reverse Share Split .............  3.99      1.57      1.96      5.77      2.72      1.14      1.05     1.59       --       0.42
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value,
End of Period ................... $49.16    $42.47    $42.14    $31.67    $38.13    $28.53    $25.08   $19.18    $20.59   $17.31
                                  ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return(4) ................. 15.75%     0.78%    33.06%   (16.92)%   33.61%    13.76%    30.76%   (6.85)%   18.95%   15.71%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets .........  0.62%     0.67%     0.71%     0.68%     0.66%     0.70%     0.70%    0.70%   0.70%(5)   0.70%

  Ratio of Net Investment
  Income to Average Net Assets ..   6.15%    5.98%     6.56%     6.35%     6.32%     7.20%     7.73%    7.82%   7.34%(5)   8.11%

  Portfolio Turnover Rate .......   26%       24%       26%       35%      132%       95%      131%     191%       88%      259%

  Net Assets, End of Period
  (in thousands) ................ $124,812  $111,117  $95,057   $46,312   $70,551   $55,565   $47,661  $37,222   $42,439  $9,617

(1)  IN 1989, THE FISCAL YEAR-END FOR AMERICAN  CENTURY TARGET  MATURITIES TRUST
     WAS CHANGED FROM DECEMBER 31 TO SEPTEMBER 30.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       7


                    PERFORMANCE INFORMATION OF OTHER CLASS
                                  TARGET 2015

  The Advisor Class of the Funds was established September 2, 1997; therefore no shares had been issued prior to the Fund's prior fiscal year end. The financial information in this table regarding selected per share data for the Fund reflects the performance of the Fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the Fund for the time periods presented, the Fund's performance information would be lower as a result of the higher expenses.

  The performance information for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                   1997      1996      1995      1994      1993      1992      1991     1990     1989(1)    1988

PER-SHARE DATA


Net Asset Value,
Beginning of Period ............. $31.96    $32.20    $22.79    $29.04    $20.39    $18.44    $13.75   $15.62    $12.63   $11.37
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Income From
Investment Operations

  Net Investment Income(2) ......  2.00      1.85      1.71      1.57      1.46      1.33      1.26     1.18      0.79      0.94

  Net Realized and
  Unrealized Gain (Loss) on
  Investment Transactions .......  4.38     (2.09)     7.70     (7.82)     7.19      0.62      3.43    (3.05)     2.20      0.32
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total From
  Investment Operations .........  6.38     (0.24)     9.41     (6.25)     8.65      1.95      4.69    (1.87)     2.99      1.26
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Distributions(3)

  From Net
  Investment Income ............. (2.05)    (1.28)    (0.87)    (1.19)    (1.45)    (1.23)    (0.97)   (0.50)      --     (0.55)

  From Net Realized
  Capital Gains ................. (0.34)    (1.61)      --      (7.08)     (0.34)     --        --      (0.01)     --        --

  In Excess of Net
  Realized Gains ................   --        --        --      (0.37)      --        --        --       --        --        --
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
  Total Distributions ........... (2.39)    (2.89)    (0.87)    (8.64)    (1.79)    (1.23)    (0.97)   (0.51)      --     (0.55)
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Reverse Share Split .............  2.39      2.89      0.87      8.64      1.79      1.23      0.97     0.51       --       0.55
                                  ------    ------    ------    ------    ------    ------    ------   ------    ------   ------
Net Asset Value,
End of Period ................... $38.34    $31.96    $32.20    $22.79    $29.04    $20.39    $18.44   $13.75    $15.62   $12.63
                                  ======    ======    ======    ======    ======    ======    ======   ======    ======   ======
Total Return(4) ................. 19.96%    (0.74)%   41.29%   (21.52)%   42.42%    10.57%    34.11%   (11.97)%  23.67%   11.08%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets .........  0.61%     0.65%     0.71%     0.68%     0.63%     0.62%     0.61%    0.70%   0.70%(5)   0.70%

  Ratio of Net Investment
  Income to Average Net Assets ..   5.79%    5.63%     6.40%     5.97%     6.28%     7.04%     7.79%    7.74%   7.02%(5)   7.97%

  Portfolio Turnover Rate .......   21%       17%       70%       65%      138%      103%       40%      81%       48%      188%

  Net Assets, End of Period
  (in thousands) ................ $114,900  $115,654  $114,647  $66,073  $89,023  $131,106  $222,118  $295,577  $233,792 $11,790

(1)  IN 1989, THE FISCAL YEAR-END FOR AMERICAN  CENTURY TARGET  MATURITIES TRUST
     WAS CHANGED FROM DECEMBER 31 TO SEPTEMBER 30.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5) ANNUALIZED.


8     PERFORMANCE INFORMATION OF OTHER CLASS   AMERICAN CENTURY INVESTMENTS

                    PERFORMANCE INFORMATION OF OTHER CLASS
                                  TARGET 2020

  The Advisor Class of the Funds was established September 2, 1997; therefore no shares had been issued prior to the Fund's prior fiscal year end. The financial information in this table regarding selected per share data for the Fund reflects the performance of the Fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the Fund for the time periods presented, the Fund's performance information would be lower as a result of the higher expenses.

  The performance information for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                                    1997      1996      1995      1994      1993     1992      1991    1990(1)

PER-SHARE DATA


Net Asset Value,
Beginning of Period ............................   $22.00    $22.47    $15.28    $20.72    $13.63   $12.54     $9.63    $12.00
                                                   ------    ------    ------    ------    ------   ------    ------    ------
Income From Investment Operations

  Net Investment Income(2) .....................    1.51      1.41      1.19      1.13      1.00     0.92      0.85      0.60

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions ............    3.66     (1.88)     6.00     (6.57)     6.09     0.17      2.06     (2.97)
                                                   ------    ------    ------    ------    ------   ------    ------    ------
  Total From
  Investment Operations ........................    5.17     (0.47)     7.19     (5.44)     7.09     1.09      2.91     (2.37)
                                                   ------    ------    ------    ------    ------   ------    ------    ------
Distributions(3)

  From Net Investment Income ...................   (1.45)    (0.40)    (0.21)    (0.28)    (0.53)   (0.63)    (0.21)      --

  From Net Realized Capital Gains ..............     --      (0.04)      --      (1.31)    (0.72)   (0.08)      --        --

  In Excess of Net Realized Gains ..............     --        --        --      (1.18)      --       --        --        --
                                                   ------    ------    ------    ------    ------   ------    ------    ------
  Total Distributions ..........................   (1.45)    (0.44)    (0.21)    (2.77)    (1.25)   (0.71)    (0.21)      --
                                                   ------    ------    ------    ------    ------   ------    ------    ------
Reverse Share Split ............................    1.45      0.44      0.21      2.77      1.25     0.71      0.21       --
                                                   ------    ------    ------    ------    ------   ------    ------    ------
Net Asset Value, End of Period .................   $27.17    $22.00    $22.47    $15.28    $20.72   $13.63    $12.54     $9.63
                                                   ======    ======    ======    ======    ======   ======    ======    ======
Total Return(4) ................................   23.50%    (2.09)%   47.05%   (26.25)%   52.02%    8.69%    30.22%   (19.75)%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to
  Average Net Assets ...........................    0.53%     0.61%     0.72%     0.70%     0.70%    0.66%     0.67%   0.70%(5)

  Ratio of Net Investment Income
  to Average Net Assets ........................    6.29%     6.25%     6.24%     6.28%     6.10%    7.19%     7.50%   7.79%(5)

  Portfolio Turnover Rate ......................     14%       47%       78%      116%      179%     144%      151%      189%

  Net Assets, End of Period
  (in thousands) ...............................   $553,551  $926,319  $574,702  $58,535   $56,125  $41,793   $88,332   $53,198

(1) FROM DECEMBER 29, 1989, (INCEPTION) THROUGH SEPTEMBER 30, 1990.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.

(3)  FOR PERIODS  PRIOR TO SEPTEMBER  30, 1997,  DISTRIBUTIONS  WERE  CALCULATED
     USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. DISTRIBUTIONS INDICATED
     FOR THOSE PERIODS WILL BE DIFFERENT THAN THE ACTUAL PER-SHARE DISTRIBUTIONS
     TO SHAREHOLDERS.

(4)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(5)  ANNUALIZED.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       9

                    PERFORMANCE INFORMATION OF OTHER CLASS
                                  TARGET 2025

  The Advisor Class of the Funds was established September 2, 1997; therefore no shares had been issued prior to the Fund's prior fiscal year end. The financial information in this table regarding selected per share data for the Fund reflects the performance of the Fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the Fund for the time periods presented, the Fund's performance information would be lower as a result of the higher expenses.

  The performance information for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                                                            1997        1996(1)


PER-SHARE DATA


Net Asset Value, Beginning of Period ....................................  $17.91       $19.85
                                                                           ------       ------
Income From Investment Operations

  Net Investment Income(2) ..............................................   1.21         0.72

  Net Realized and Unrealized Gain (Loss) on Investment Transactions ....   3.15        (2.66)
                                                                           ------       ------
  Total From Investment Operations ......................................   4.36        (1.94)
                                                                           ------       ------
Distributions

  From Net Investment Income ............................................  (0.72)         --
                                                                           ------       ------
Reverse Share Split .....................................................   0.72          --
                                                                           ------       ------
Net Asset Value, End of Period ..........................................  $22.27       $17.91
                                                                           ======       ======
Total Return(3) .........................................................  24.34%       (9.77)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .......................   0.62%      0.67%(4)

Ratio of Net Investment Income to Average Net Assets ....................   6.14%      6.57%(4)

Portfolio Turnover Rate .................................................    58%         61%

Net Assets, End of Period (in thousands) ................................  $73,821      $35,661


(1) FEBRUARY 15, 1996 (INCEPTION) THROUGH SEPTEMBER 30, 1996.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.

(3)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
     ANNUALIZED.

(4)  ANNUALIZED.


10     PERFORMANCE INFORMATION OF OTHER CLASS     AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS


    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of the Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT POLICIES


    Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents (a zero). Unlike U.S. Treasury securities with coupons attached, which pay interest periodically, zeros pay no interest. Instead, these securities are issued at a substantial discount from their maturity value, and this discount is amortized over the life of the security. Investment return comes from the difference between the price at which a zero is issued (or purchased) and the price at which it matures (or is sold).


    To approximate the experience an investor would have if he or she purchased zeros directly, the manager manages each fund to track as closely as possible the price behavior of a zero with the same term to maturity. To correct for factors such as shareholder purchases and redemptions (and related transaction costs) that differentiate investing in a portfolio of zeros from investing directly in a zero, the manager executes portfolio transactions necessary to accommodate shareholder activity each business day. To limit reinvestment risk, the manager adjusts each fund's weighted average maturity (WAM) to fall within the fund's target maturity year so that, normally, at least 90% of the securities held mature within one year of the fund's target maturity year.


    By adhering to these investment parameters, the manager expects that shareholders who hold their shares until a fund's WAM*, and who reinvest all dividends and capital gain distributions, will realize an investment return and a maturity value that does not differ substantially from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

    The manager calculates each fund's AGR and AVM each day the Trust is open for business. AGR and AVM daily calculations assume, among other factors, that the fund's expense ratio and portfolio composition remain constant for the life of the fund.


    Transaction costs, interest rate changes, and the manager's efforts to improve total return by taking advantage of market opportunities also cause the funds' AGRs and AVMs to vary from day to day. Despite these so-called "destabilizing" factors, however, each fund's AGR and AVM tend to fluctuate within narrow ranges. The table on the following page shows each fund's AVM as of September 30 for each of the past five years. (AGRs are illustrated in the Statement of Additional Information.)


    The funds' share prices and growth rates are not guaranteed by the Trust, the manager, or any of their affiliates. There is no guarantee that the funds' AVMs will fluctuate as little in the future as they have in the past.


    *A FUND'S WEIGHTED AVERAGE MATURITY DATE CAN BE CALCULATED AT ANY POINT IN TIME BY ADDING ITS WAM TO THE CURRENT DATE. FOR EXAMPLE, IF TODAY WERE NOVEMBER 17, 1998, AND THE FUND'S WAM WERE SIX YEARS, THE FUND'S WEIGHTED AVERAGE MATURITY DATE WOULD BE NOVEMBER 17, 2004. PLEASE NOTE THAT A FUND'S WEIGHTED AVERAGE MATURITY DATE TYPICALLY PRECEDES THE DATE ON WHICH THE FUND WILL BE LIQUIDATED. FOR DETAILS ON FUND LIQUIDATION, SEE PAGE 17.



PROSPECTUS                          INFORMATION REGARDING THE FUNDS       11


Anticipated Value At Maturity


                   9/30/93      9/30/94     9/30/95      9/30/96    9/30/97
-------------------------------------------------------------------------------

Target 2000        $100.69      $100.86     $100.99      $101.10    $101.13

Target 2005         100.21       100.58      100.32       100.71     100.85

Target 2010         100.94       101.38      101.02       102.53     103.40

Target 2015         106.84       107.95      109.62       110.11     110.52

Target 2020         100.76       102.11      102.31       103.60     104.84

Target 2025           N/A          N/A         N/A       109.24      110.88
-------------------------------------------------------------------------------

ZERO COUPON SECURITIES

    Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and generic TRs (Treasury Receipts).

    The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.


    The Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions Resolution Funding Corporation bonds. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."


OTHER INVESTMENTS

    As a fund's target maturity year approaches, the manager may buy coupon-bearing securities whose duration and price characteristics are similar to those of aging zero-coupon securities. Towards the end of a fund's target maturity year and until the Fund is liquidated, the proceeds of maturing zero-coupon securities are invested in U.S. Treasury bills.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    The funds are designed for investors with long-term financial goals that correspond to one or more of the target maturities offered. Investors who use zeros or the funds for short-term speculative purposes should understand that, although most of the reinvestment risk associated with coupon-bearing bonds has been eliminated, the prices of zeros can fluctuate dramatically between issuance and maturity. When interest rates rise, the price of a zero falls more sharply than the price of a coupon-bearing security of the same maturity. Correspondingly, when interest rates fall, the price of a zero rises more sharply than the price of a coupon-bearing security.

    Each fund's share price will fluctuate daily in response to fund activity and changes in the market value of its investments. Due to the price volatility of zeros, redemptions made prior to a fund's target maturity year may result in unanticipated capital gains or losses for the funds. These capital gains and losses will be distributed to shareholders regardless of whether they have redeemed shares. Although shareholders have the option to redeem shares on any business day, those seeking to minimize their exposure to share price volatility should plan to hold their shares until the end of their fund's target maturity year.

    Investing in a portfolio of zeros is different from investing directly in a zero. Although the manager adheres to investment policies designed to assure close correspondence between the price behavior of a fund and that of a zero with the same maturity characteristics, precise forecasts of maturity value and yield to maturity are not possible.


12      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS



    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.


COUPON-BEARING U.S. TREASURY SECURITIES

    U.S. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

CASH MANAGEMENT

    Each fund may invest in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

    UP TO 5% OF EACH FUND'S TOTAL ASSETS MAY BE INVESTED IN THIS MANNER.

SECURITIES LENDING

    The funds may lend portfolio securities to broker-dealers to earn additional income. This practice could result in a loss or a delay in recovering the fund's securities. Securities loans are subject to guidelines prescribed by the Board of Trustees, which are set forth in the Statement of Additional Information.

    A FUND'S LOANS MAY NOT EXCEED 33 1/3% OF ITS TOTAL ASSETS.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the funds are shown in the PERFORMANCE INFORMATION OF OTHER CLASS tables of this Prospectus.

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. The funds' annual portfolio turnover rates are not expected to exceed 150% and may vary from year to year. An annual portfolio turnover rate of 100% or more is considered high. Higher turnover would generate correspondingly higher transaction costs that are borne directly by a fund. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


PERFORMANCE ADVERTISING


    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield(for tax-exempt funds). Performance data may be quoted separately for the Advisor Class and for the other class.


    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC


PROSPECTUS                              INFORMATION REGARDING THE FUNDS     13


rules. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund that invests in exempt obligations. As a prospective investor in the funds, you should determine whether your state tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formula depicted below.

    The tax-equivalent yield is based on each fund's current state tax-free yield and your state income tax rate. The formula is:

          Fund's State Tax-Free Yield                      Your State
    ----------------------------------------      =      Tax-Equivalent
             100% - State Tax Rate                           Yield

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative  comparison,  which  may be based  upon  historical  or  expected  fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


14      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


               HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

    The following section explains how to purchase, exchange and redeem Advisor Class shares of the Funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

    One or more of the Funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

    If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

    If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

    If you have questions about a Fund, see "INVESTMENT  POLICIES OF THE FUNDS,"
page  11,  or  call  one  of  our   Institutional   Service   Representative  at
1-800-345-3533.

    Orders to purchase shares are effective on the day we receive payment. See "WHEN SHARE PRICE IS DETERMINED," page 16.

    We may discontinue offering shares generally in the Funds (including any class of shares of a fund) or in any particular state without notice to shareholders.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.


HOW TO EXCHANGE FROM ONE AMERICAN
CENTURY FUND TO ANOTHER

    Your plan or program may permit you to exchange your investment in the shares of a Fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

    Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "WHEN SHARE PRICE IS DETERMINED," page 16. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

TELEPHONE SERVICES

INVESTORS LINE

    To request information about our funds and a current Prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       15


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for the funds offered by this Prospectus is determined one hour before the close of regular trading on each day that the New York Stock Exchange is open, usually 2 p.m. Central time. Net asset value for all other American Century funds is determined at the close of regular trading on the Exchange.


    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on and will receive the price determined that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, one hour prior to the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value is determined.


    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, each fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.


16     ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the Funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset values of the Advisor Class may be obtained by calling us.

DISTRIBUTIONS

    Each fund declares an ordinary income dividend (and a capital gain distribution, if necessary) in December.

    Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the "Investment Company Act").

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

BUYING A DIVIDEND

    The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your fund's share price, you will receive a portion of your investment back as a taxable dividend or distribution.

REVERSE SHARE SPLITS

    At the same time that the funds' annual dividends (and capital gain distributions, if any) are declared, the Board of Trustees also declares a reverse share split for each fund that exactly offsets the per-share amount of the fund's dividends (and capital gain distributions).

    Following a reverse share split, shareholders who have chosen to reinvest dividends and capital gain distributions own exactly the same number of shares they owned prior to the distribution and reverse share split. Shareholders who have elected to take distributions in cash own fewer shares. Reverse share splits cause the funds' share prices to behave similarly to the prices of directly held zero-coupon securities with comparable maturity characteristics. Although the Trustees intend to declare a reverse share split each time a dividend or capital gain distribution is declared, they reserve the right not to do so.

FUND LIQUIDATION


    During a fund's target maturity year, shareholders will be asked if they wish to receive payment of the liquidation proceeds in cash or to exchange their shares for those of another American Century fund or another Target fund. If the Trust has not received instructions by December 31 of the fund's target maturity year, shares will be exchanged for shares of American Century-Benham Capital Preservation Fund (CPF) when the fund is liquidated in the January following the fund's target maturity year. If CPF is not available, fund shares will be exchanged for shares of another money market fund in the American Century family of funds.


TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains


PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW       17


distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    Zero-coupon securities purchased by the funds accrue interest (commonly referred to as "imputed income") for federal income tax purposes even though zeros do not pay current interest. The funds must distribute this imputed income to shareholders as ordinary income dividends, which are subject to federal taxes but exempt from state taxes.


    Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from gains on assets held greater than 12 months but not more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.


    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


    If you have not complied with certain provisions of the Internal Revenue Code and regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but not more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for



18    ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS



a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT

INVESTMENT MANAGEMENT


    The Funds are diversified, open-end series of the American Century Target Maturities Trust. Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the teams may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.


    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


    CASEY COLTON, Senior Portfolio Manager, joined the Manager in 1990, as a Municipal Analyst and has been a member of the team that manages the Target funds since January, 1996. Mr. Colton is a Chartered Financial Analyst.


    DAVID SCHROEDER, Vice President, joined the Manager in 1990, and has been primarily responsible for the day-to-day operations of each of the Target funds since July, 1990.


    JEREMY FLETCHER, Associate Portfolio Manager, joined the manager in 1991 and has been a member of the team that manages the Target funds since August, 1997.


    The activities of the manager are subject only to directions of the funds' Board of Trustees. The manager pays all the expenses of the funds except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of each fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the bond funds managed by the manager (the Investment Category Fee). Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the Complex
Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for each of the funds is an annual rate of 0.29% of the average net assets of each fund. The Complex Fee is currently an annual rate of 0.05% of the average net assets of each fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


    On the first business day of each month, each series of shares pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further by multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).



PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       19


CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.


    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

    The manager and the transfer agent are both wholly-owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES


    The funds' shares are distributed by FDI, a registered broker-dealer (the distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. As agent for the funds and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor.


SERVICE AND DISTRIBUTION FEES

    Rule 12b-1 adopted by the SEC under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Trustees and the initial shareholder of the funds' Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the Plan). Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

    The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.


20    ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Target Maturities Trust was organized as a Massachusetts business trust on November 8, 1984. The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees. The principal office of the funds is American Century Tower, 4500 Main Street, P. O. Box 419385, Kansas City,
Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

    The funds are individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund. The funds do not issue share certificates.


    American Century Target Maturities Trust offers two classes of each of the funds offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.


    The Investor Class is primarily made available to retail investors. This other class has different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       21


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INVESTOR SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

INTERNET: WWW.AMERICANCENTURY.COM


                            [american century logo]
                                    American
                                Century(reg.sm)


9802           [recycled logo]
SH-BKT-10355      Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                             [american century logo]
                                    American
                                 Century(reg.sm)


                                FEBRUARY 1, 1998


                                     BENHAM
                                  GROUP(reg.tm)

                                   Target 2000
                                   Target 2005
                                   Target 2010
                                   Target 2015
                                   Target 2020
                                   Target 2025


                      STATEMENT OF ADDITIONAL INFORMATION


                               FEBRUARY 1, 1998


                   AMERICAN CENTURY TARGET MATURITIES TRUST


This Statement is not a prospectus but should be read in conjunction with the Funds' current Prospectus, dated February 1, 1998. The Funds' annual report for the fiscal year ended September 30, 1997, is incorporated by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll free at 1-800-345-2021 (international calls:
816-531-5575) or write P.O. Box 419200, Kansas City, Missouri 64141-6200.


                               TABLE OF CONTENTS


Investment Policies and Techniques .........................................   2
Investment Restrictions ....................................................   2
Portfolio Transactions .....................................................   3
Valuation of Portfolio Securities ..........................................   3
Predictability of Return ...................................................   4
Performance ................................................................   6
Taxation of Debt Instruments ...............................................   7
About the Trust ............................................................   8
Multiple Class Structure ...................................................   9
Trustees and Officers ......................................................  10
Management .................................................................  12
Transfer and Administrative Services .......................................  15
Distribution of Fund Shares ................................................  15
Additional Purchase and Redemption Information .............................  15
Other Information ..........................................................  17



     STATEMENT OF ADDITIONAL INFORMATION                                       1


INVESTMENT POLICIES AND TECHNIQUES

    The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the Fund could suffer a loss. To minimize the risk of default on securities loans, American Century Investment Management, Inc. (the "Manager") adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (1) the type and amount of collateral that must be received by the Fund; (2) the circumstances under which additions to that collateral must be made by borrowers; (3) the return received by the Fund on the loaned securities;
(4) the limitations on the percentage of Fund assets on loan; and (5) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the Fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

INVESTMENT RESTRICTIONS

    The Funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of "a majority of the outstanding vote of shareholders" of a Fund, as determined in accordance with the Investment Company Act of 1940 (the "Investment Company Act").

    AS A FUNDAMENTAL POLICY, EACH FUND SHALL NOT:

1) issue senior securities, except as permitted under the Investment Company Act of 1940.

2) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

3) lend any security or make any other loan if, as a result, more than 331/3% of the Fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

4) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

5)    concentrate  its  investments  in  securities  of issuers in a  particular
      industry  (other  than  securities   issued  or  guaranteed  by  the  U.S.
      government or any of its agencies or instrumentalities).

6) act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

8)    invest for purposes of exercising control over management.

    In addition, the Funds are subject to the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees.

    AS AN OPERATING POLICY, EACH FUND:

a) shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund.

b) shall not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to


2                                                AMERICAN CENTURY INVESTMENTS


      payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

c) shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

d) shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

    For purposes of the investment restriction (5), relating to concentration, a Fund shall not purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) personal credit and business credit businesses will be considered separate industries.

    Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with these investment restrictions.

 PORTFOLIO TRANSACTIONS

    Each Fund's assets are invested by the Manager in a manner consistent with the Fund's investment objectives, policies, and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Funds.

    In placing orders for the purchase and sale of portfolio securities, the Manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Manager will select broker-dealers to execute portfolio transactions on behalf of the Funds solely on the basis of best price and execution.

    U.S. government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between these prices is known as a spread.


    The Manager expects to execute most transactions on a net basis through broker-dealers unless it is determined that a better price or execution can be obtained on a commission basis through a broker. Portfolio securities may also be purchased directly from the issuer. The Funds paid no brokerage commissions during the fiscal years ended September 30, 1997, 1996, and 1995.


    Each Fund may hold portfolio securities until they mature, or it may sell or otherwise dispose of these securities, replacing them with other securities consistent with its investment objectives and policies. The Funds' portfolio turnover rates appear in the Financial Highlights section of the Prospectus.

VALUATION OF PORTFOLIO SECURITIES

    Each Fund's net asset value per share ("NAV") is calculated as of one hour before the close of business of the New York Stock Exchange (the "Exchange"), usually 3 p.m. Central time each day the Exchange


STATEMENT OF ADDITIONAL INFORMATION                                            3



is open for business. The Exchange has designated the following holiday closings for 1998: New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


    Each Fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest on portfolio securities are accrued daily.

    Most securities held by the Funds are priced at market value using prices obtained from an independent pricing service. Because of the large number of zero-coupon Treasury obligations available, many do not trade each day. In valuing these securities, the pricing service generally takes into account institutional trading, trading in similar groups of securities, and any developments related to specific securities.

    The methods used by the pricing service and the valuations so established are reviewed by the Manager under the general supervision of the Board of Trustees. There are a number of pricing services available, and the Manager, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

    Securities maturing within 60 days of the valuation date may be valued at amortized cost, which is cost plus or minus any amortized discount or premium, unless the Trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

PREDICTABILITY OF RETURN

    ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

    To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the Trust is open for business, each Fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the Manager does not guarantee that a certain price per share will be attained by the time a Fund is liquidated. Instead, the Manager attempts to track the price behavior of a directly held zero-coupon bond by:

(1) Maintaining a weighted average maturity within the Fund's target maturity year;

(2) Investing at least 90% of assets in securities that mature within one year of the Fund's target maturity year;

(3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

(4)   Under normal conditions, maintaining a cash balance of less than 1%;

(5) Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

    These measures enable the advisor to calculate an anticipated value at maturity (AVM) for each Fund that approximates the price per share the Fund will achieve by its weighted average maturity date. The AVM calculation is as follows:


                             AVM = P(1+AGR/2)(2T)


where P = the Fund's current price per share, T = the Fund's weighted average term to maturity in years, and AGR = the anticipated growth rate.

    This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio


4                                                American Century Investments


composition that remain constant for the life of the Fund. Because Fund expenses and composition do not remain constant, however, the Manager calculates AVM for each Fund each day the Trust is open for business.

    In addition to the measures described above, which the Manager believes are adequate to assure close correspondence between the price behavior of each Fund and the price behavior of directly held zero-coupon bonds with comparable maturities, the Trust has made an undertaking to the staff of the Securities and Exchange Commission (SEC) that each Fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the Fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC staff. In addition, the Manager has undertaken that any coupon-bearing bond purchased on behalf of a Fund will have a duration that falls within the Fund's target maturity year.

    ANTICIPATED GROWTH RATE. The Manager also calculates an anticipated growth rate (AGR) for each Fund each day the Trust is open for business. AGR is a calculation of the annualized rate of growth an investor may expect from his or her purchase date to the Fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the Fund's expense ratio and portfolio composition will remain constant. Each Fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the Fund's investments.

    The Manager expects that shareholders who hold their shares until a Fund's weighted average maturity date and who reinvest all dividends and capital gain distributions (if any), will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

    The following table illustrates investor experience with Target 1990, a series of the Trust that was first offered on March 25, 1985, and that was liquidated on AMERICAN CENTURY INVESTMENTS

   January 25, 1991. This table is not indicative of the future performance of the existing Funds.

                    Share                       Weighted
                   Price (P)                     Average           AVM
Date                (in $)          AGR       Maturity (T)       (in $)
-------------------------------------------------------------------------
April 1985           56.03         10.58          5.64           100.25
June                 60.62         9.68           5.42           101.17
September            62.72         9.44           5.08           100.23
December             67.75         8.26           4.95           101.15
March 1986           73.60         6.86           4.69           100.98
June                 74.80         6.83           4.38           100.38
September            76.82         6.59           4.16           100.63
December             79.01         6.27           3.86           100.26
March 1987           79.88         6.34           3.59            99.93
June                 79.01         7.21           3.27            99.63
September            77.28         8.57           3.14           100.62
December             81.02         7.52            2.7            99.33
March 1988           83.61         6.98           2.51            99.33
June                 83.97         6.55           2.62            99.42
September            84.96         6.97           2.09            98.04
December             85.70         8.39           1.68            98.38
March 1989           86.76         9.18           1.50            99.25
June                 90.47         7.57           1.23            99.16
September            91.91         7.81           0.98            99.08
December             94.00         7.38           0.74            99.17
March 1990           95.62         7.68           0.52            99.44
June                 97.48         7.44           0.32            99.82
September            99.32         6.73           0.15           100.31
December            101.13         4.33           0.07           101.43
-------------------------------------------------------------------------


   Calculations in the table above may not reconcile precisely due to rounding of share price, AGR, and weighted average maturity to two decimal points.


   Note that the Target 1990's share price on December 31, 1990, was not the same as its AVM on that date because the Fund had not yet been liquidated and still held short-term Treasury securities with a 25-day maturity. The Fund was liquidated on January 25, 1991, at a final share price of $101.46.

   As a further demonstration of how the Funds have behaved over time, the following tables show each Fund's AGR and AVM as of September 30 for each of the past five years.


     STATEMENT OF ADDITIONAL INFORMATION                                      5



                  9/30/93        9/30/94       9/30/95      9/30/96      9/30/97
                    AGR            AGR           AGR          AGR           AGR
--------------------------------------------------------------------------------
Target 2000        4.66%          6.76%         5.37%        5.75%         5.24%
Target 2005        5.53           7.33          5.75         6.17          5.57
Target 2010        5.92           7.54          6.04         6.44          5.80
Target 2015        6.04           7.56          6.21         6.58          5.93
Target 2020        6.02           7.52          6.20         6.59          5.98
Target 2025         N/A            N/A           N/A         6.43          5.86
--------------------------------------------------------------------------------

                9/30/93         9/30/94       9/30/95        9/30/96     9/30/97
                  AVM             AVM           AVM            AVM          AVM
--------------------------------------------------------------------------------
Target 2000     $100.21       $100.86        $100.99       $101.10       $101.13
Target 2005      100.21        100.58         100.32        100.71        100.85
Target 2010      100.94        101.38         101.02        102.53        103.40
Target 2015      106.84        107.95         109.62        110.11        110.52
Target 2020      100.76        102.11         102.31        103.60        104.84
Target 2025       N/A            N/A           N/A          109.24        110.88
--------------------------------------------------------------------------------



    The Funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the Funds' AVMs will fluctuate as little in the future as they have in the past.

PERFORMANCE

    The Funds' yields and total returns may be quoted in advertising and sales literature. These figures, as well as the Funds' share prices will vary. Past performance should not be considered as indicative of future results.

    Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a Fund's net investment income by its share price on the last day of the period, according to the following formula:

                        YIELD = 2 [(a - b + 1)(6) - 1]
                                       -------
                                         cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


    Each Fund's yield for the 30-day period ended September 30, 1997, calculated using the SEC yield formula described above, is indicated below.

Fund                        30-Day Yield
----------------------------------------
Target 2000                    5.51%
Target 2005                    5.82%
Target 2010                    6.02%
Target 2015                    6.12%
Target 2020                    6.19%
Target 2025                    6.00%
----------------------------------------


    Total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's NAV during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.


    The Funds' average annual total returns for the one-year, five-year, ten-year, and life-of-fund periods ended September 30, 1997, are indicated in the following table.



6                                                AMERICAN CENTURY INVESTMENTS



                   Average Annual Total Returns
                       One-        Five-        Ten-     Life-of-
Fund                   Year        Year         Year      Fund
-----------------------------------------------------------------
Target 2000(1)         7.64%       6.72%       11.43%     12.59%
Target 2005(1)        11.60%       9.40%       13.66%     14.48%
Target 2010(1)        15.75%      11.50%       15.10%     15.79%
Target 2015(2)        19.96%      13.46%       15.56%     10.59%
Target 2020(3)        23.50%      14.79%         N/A      11.12%
Target 2025(4)        24.34%        N/A          N/A       7.35%
-----------------------------------------------------------------
(1) Commenced operations on March 25, 1985.
(2) Commenced operations on September 1, 1986.
(3) Commenced operations on December 29, 1989.
(4) Commenced operations on February 16, 1996.


    In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

    The Funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performances.


MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

TAXATION OF DEBT INSTRUMENTS

    For Federal income tax purposes, debt securities purchased by the funds may be treated as having original issue discount. Original issue discount can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated as interest earned by the fund for Federal income tax purposes, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. However, original issue discount with respect to tax-exempt obligations gen-



STATEMENT OF ADDITIONAL INFORMATION                                            7



erally will be excluded from a fund's taxable income. Original issue discount with respect to tax-exempt securities is accrued and added to the adjusted tax basis of such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount for any period is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

    A fund may purchase debt securities at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, at the time of purchase. This additional discount represents market discount for income tax purposes. Generally, market discount is accrued on a daily basis.

    A fund may purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. Instead, the amortized bond premium will reduce the fund's adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, generally for securities issued after September 27, 1985, must be amortized under a constant yield method.


ABOUT THE TRUST

    American Century Target Maturities Trust (the "Trust"), formerly known as Benham Target Maturities Trust, is a registered open-end management investment company that was organized as a Massachusetts business trust on November 8, 1984. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or Funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights.

    Currently, there are six series of the Trust, as follows: Target 2000 , Target 2005, Target 2010, Target 2015 , Target 2020 and Target 2025. The table below lists each Fund's current and former name. The Board of Trustees may create additional series from time to time. In addition, the Board of Trustees may liquidate a series at the conclusion of its target maturity year.

    Shares of each Fund have equal voting rights, although each Fund votes separately on matters affecting it exclusively. Voting rights are not cumulative so that investors holding more than 50% of the Trust's outstanding shares may be able to elect a Board of Trustees. The Trust has instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of Trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one series voted in favor of a particular nominee or all nominees as a group.

    Each shareholder has rights to dividends and distributions declared by their series and to the net assets of such series upon its liquidation or dissolution proportionate to his or her share ownership interest in the series.

    Shareholders  of  a  Massachusetts   business  trust  could,  under  certain
circumstances, be held personally liable for its obligations. However, the Declaration of

        FUND NAME AS OF JANUARY, 1997                                         FORMER FUND NAME
-----------------------------------------------------------------------------------------------------------
American Century--Benham Target Maturities Trust: 2000       Benham Target Maturities Trust 2000 Portfolio
American Century--Benham Target Maturities Trust: 2005       Benham Target Maturities Trust 2005 Portfolio
American Century--Benham Target Maturities Trust: 2010       Benham Target Maturities Trust 2010 Portfolio
American Century--Benham Target Maturities Trust: 2015       Benham Target Maturities Trust 2015 Portfolio
American Century--Benham Target Maturities Trust: 2020       Benham Target Maturities Trust 2020 Portfolio
American Century--Benham Target Maturities Trust: 2025       Benham Target Maturities Trust 2025 Portfolio
-----------------------------------------------------------------------------------------------------------


8                                             AMERICAN CENTURY INVESTMENTS


Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

    CUSTODIAN BANKS: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106, serve as custodians of the Funds' assets. Services provided by the custodians include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and (iv) providing safekeeping of securities. The custodians take no part in determining the Funds' investment policies or in determining which securities are sold or purchased by the Funds.


    INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, served as the Trust's independent auditors and provided services including the audit of the annual financial statements.

    For the fiscal year, which started on October 1, 1997, the Trustees of the Funds have selected Coopers & Lybrand LLP to serve as independent auditors of the Funds. The address of Coopers & Lybrand LLP is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140.


MULTIPLE CLASS STRUCTURE

    The funds' Board of Trustees has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of funds: an Investor Class, an Institutional Class and an Advisor Class. Not all funds offer all three classes

    The Investor Class is made available to investors directly by the investment manager through its affiliated broker-dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the Manager as Investor Class shareholders. As a result, the Manager is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan. The plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the "Plan"). The Master Distribution and Shareholder Services Plan is described below.

    In adopting the Plan, the Board of Trustees [including a majority who are not "interested persons" of the funds (as defined in the Investment Company
Act), hereafter referred to as the "independent trustees"] determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the


STATEMENT OF ADDITIONAL INFORMATION                                            9


independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    As described in the Prospectuses, the funds' Advisor Class of shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay the Distributor a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the Manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

TRUSTEES AND OFFICERS

    The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed, beginning in the next column,


10                                               AMERICAN CENTURY INVESTMENTS



whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's investment advisor, American Century Investment Management, Inc.; the Trust's agent for transfer and administrative services, American Century Services Corporation
(ACS); the Trust's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the Manager. Each Trustee listed below serves as a Trustee or Director of other funds advised by the Manager.


    Unless otherwise noted, dates in parentheses indicate the dates the Trustee or officer began his or her service in a particular capacity. The Trustees' and officers' address with the exception of Mr. Stowers III and Ms. Roepke is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers III and Ms. Roepke is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


TRUSTEES


    ALBERT A. EISENSTAT, independent Trustee (1995). Mr. Eisenstat is currently the general partner of Discovery Ventures (1996), a venture capital firm. He is also an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Executive Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).


    RONALD J. GILSON, independent Trustee (1995). Mr. Gilson is Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law
(1992). Previously, he was counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

    *WILLIAM M. LYONS, Trustee (1998). Mr. Lyons is President, Chief Operating Officer and General Counsel of ACC; Executive Vice President and General Counsel of ACS and ACIS; Assistant Secretary of ACC; and Secretary of ACS and ACIS.


    MYRON S. SCHOLES, independent Trustee (1985). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

    KENNETH E. SCOTT, independent Trustee (1985). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

    ISAAC STEIN, independent Trustee (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).


    *JAMES E. STOWERS  III,  Chairman of the Board of Trustees  (1998);  Trustee
(1995). Mr. Stowers III is Chief Executive Officer and Director of ACC; Chief Executive Officer and Director of ACS and ACIS.


    JEANNE D. WOHLERS, independent Trustee (1985). Ms. Wohlers is a private investor and an independent Director and partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS


    RICHARD W. INGRAM; President (1998); Executive Vice President and Director of Client Services and Treasury Administration of FDI. Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November
1995), and before that as Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).



STATEMENT OF ADDITIONAL INFORMATION                                       11



    *DOUGLAS A. PAUL, Secretary (1988), Vice President (1990), and General Counsel (1990); Vice President and Associate General Counsel, ACS.

    *MARYANNE ROEPKE, CPA, Chief Financial Officer and Treasurer (1995); Vice President (1998); Vice President and Assistant Treasurer of ACS.

    CHRISTOPHER J. KELLEY, Vice President (1998); Vice President and Associate General Counsel of FDI. Mr. Kelley joined FDI in 1996. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996), and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    MARY A. NELSON; Vice President (1998); Vice President and Manager of Treasury Services and Administration of FDI. Ms. Nelson joined FDI in 1995. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    *PATRICK A. LOOBY, Vice President and Assistant Secretary (1998); Vice President of ACS.

    *JON ZINDEL, Tax Officer (1997); Director of Taxation (1996); Tax Manager, Price Waterhouse LLP (1989).

    As of January 5, 1998, the Funds' Trustees and officers, as a group, owned less than 1% of each Fund's total shares outstanding.

    *C. JEAN WADE, Controller (1996).

    The table on the next page summarizes the compensation that the Trustees received for the Funds' fiscal year ended September 30, 1997, as well as the compensation received for serving as a Director or Trustee of the other funds.

MANAGEMENT

    Each Fund has an investment management agreement with the Manager dated August 1, 1997. This agreement was approved by the shareholders of each of the Funds on July 30, 1997.

    For the services provided to the Funds, the Manager receives a monthly fee based on a percentage of the average net assets of each Fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category (Bond Funds) which are managed by the Manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the mutual funds managed by the Manager (the "Complex
Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the Fund to the Manager.

    The schedule by which the Investment Category Fee is determined is as follows:


Category Assets                                                    Fee Rate
---------------------------------------------------------------------------
First $1 billion                                                   0.3600%
Next $1 billion                                                    0.3080%
Next $3 billion                                                    0.2780%
Next $5 billion                                                    0.2580%
Next $15 billion                                                   0.2450%
Next $25 billion                                                   0.2430%
Thereafter                                                         0.2425%
---------------------------------------------------------------------------


    The Complex Fee Schedule (Investor Class) is as follows:

Complex Assets                                                     Fee Rate
---------------------------------------------------------------------------
First $2.5 billion                                                 0.3100%
Next $7.5 billion                                                  0.3000%
Next $15.0 billion                                                 0.2985%
Next $25.0 billion                                                 0.2970%
Next $50.0 billion                                                 0.2960%
Next $100.0 billion                                                0.2950%
Next $100.0 billion                                                0.2940%
Next $200.0 billion                                                0.2930%
Next $250.0 billion                                                0.2920%
Next $500.0 billion                                                0.2910%
Thereafter                                                         0.2900%
---------------------------------------------------------------------------


    The Complex Fee schedule for the Institutional Class is lower by 0.2000% at each graduated step. For example, if the Investor Class Complex Fee is 0.3000% for the first $2 billion, the Institutional Class Complex Fee is 0.1000% (0.3000% minus 0.2000%) for the first $2 billion. The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step.

    On the first business day of each month, the Funds pay a management fee to the Manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the Fund by the aggregate average daily closing value of a Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


12                                                AMERICAN CENTURY INVESTMENTS

TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1997

                                Aggregate        Pension or Retirement             Estimated             Total Compensation
   Name of                    Compensation      Benefits Accrued As Part        Annual Benefits      From the American Century
  Trustee*                   From The Fund          of Fund Expenses            Upon Retirement           Family of Funds**
--------------------------------------------------------------------------------------------------------------------------------

Albert A. Eisenstat     $1,310  (Target 2000)        Not Applicable             Not Applicable               $59,500
                         1,281  (Target 2005)
                         1,127  (Target 2010)
                         1,134  (Target 2015)
                         2,045  (Target 2020)
                         1,053  (Target 2025)
--------------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson        $1,343  (Target 2000)        Not Applicable             Not Applicable               $61,250
                         1,312  (Target 2005)
                         1,139  (Target 2010)
                         1,146  (Target 2015)
                         2,146  (Target 2020)
                         1,066  (Target 2025)
--------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes        $1,219  (Target 2000)        Not Applicable             Not Applicable               $55,250
                         1,200  (Target 2005)
                         1,089  (Target 2010)
                         1,094  (Target 2015)
                         1,731  (Target 2020)
                         1,043  (Target 2025)
--------------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott        $1,509  (Target 2000)        Not Applicable             Not Applicable               $68,750
                         1,463  (Target 2005)
                         1,209  (Target 2010)
                         1,220  (Target 2015)
                         2,717  (Target 2020)
                         1,089  (Target 2025)
--------------------------------------------------------------------------------------------------------------------------------
Ezra Solomon***          $319   (Target 2000)        Not Applicable              Not Applicable               $5,000
                          313   (Target 2005)
                          279   (Target 2010)
                          281   (Target 2015)
                          485   (Target 2020)
                          261   (Target 2025)
--------------------------------------------------------------------------------------------------------------------------------
Isaac Stein             $1,334  (Target 2000)        Not Applicable             Not Applicable               $60,750
                         1,304  (Target 2005)
                         1,136  (Target 2010)
                         1,143  (Target 2015)
                         2,118  (Target 2020)
                         1,063  (Target 2025)
--------------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers       $1,411  (Target 2000)        Not Applicable             Not Applicable               $64,250
                         1,373  (Target 2005)
                         1,170  (Target 2010)
                         1,178  (Target 2015)
                         2,388  (Target 2020)
                         1,069  (Target 2025)
--------------------------------------------------------------------------------------------------------------------------------


*     Interested Trustees receive no compensation for their services as such.

** Includes compensation paid by the 15 investment company members of the American Century family of funds.

***   Retired December, 1996.


        STATEMENT OF ADDITIONAL INFORMATION                                  13


    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the Funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the Trustees of the Funds who are not parties to the agreement or interested persons of the Manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the Funds' Board of Trustees, or by a vote of a majority of the Funds' shareholders, on 60 days' written notice to the Manager, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the Manager shall not be liable to the Funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the Manager and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    Certain investments may be appropriate for the Funds and also for other clients advised by the Manager. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the Manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund.

    The Manager may aggregate purchase and sale orders of the Funds with purchase and sale orders of its other clients when the Manager believes that such aggregation provides the best execution for the Funds. The Funds' Board of Trustees has approved the policy of the Manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the Funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The Manager will not aggregate portfolio transactions of the Funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the Funds and the terms of the management agreement. The Manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the Funds, the Manager also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies: American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc., American Century Municipal Trust, American Century Government Income Trust, American Century Investment Trust, American Century California Tax-Free and Municipal Funds, American Century Quantitative Equity Funds and American Century International Bond Funds.

    Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the Funds. Benham Management Corporation is, like the Manager, wholly-owned by ACC.


    Investment advisory fees paid by each Fund for the fiscal years ended September 30, 1997, 1996, and 1995, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped.



14                                                AMERICAN CENTURY INVESTMENTS



                   Investment Advisory Fees*
----------------------------------------------------------------
                     Fiscal             Fiscal          Fiscal
Fund                  1997               1996            1995
----------------------------------------------------------------
Target 2000         $902,194          $815,109         $984,031
Target 2005          875,825           672,052          420,328
Target 2010          380,066           368,802          175,368
Target 2015          386,638           410,846          336,887
Target 2020        2,691,970         2,525,244          422,436
Target 2025          181,630            13,420               --
----------------------------------------------------------------


*Net of reimbursements

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend paying agent for the Funds. It provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the Funds and of the Manager. The Manager pays American Century Services Corporation for such services.

    Prior  to  August  1,  1997,  the  Funds  paid  American   Century  Services
Corporation directly for its services as transfer agent and administrative services agent.


    Administrative service and transfer agent fees paid by each Fund for the fiscal years ended September 30, 1997, 1996, and 1995, are indicated in the following tables. Fee amounts are net of reimbursements.

                     Administrative Fees
----------------------------------------------------------------
                      Fiscal       Fiscal             Fiscal
Fund                   1997         1996               1995
----------------------------------------------------------------
Target 2000         $207,663      $274,837          $274,835
Target 2005          193,216       217,047           121,534
Target 2010           85,820       106,951            64,928
Target 2015           89,672       117,664           108,475
Target 2020          685,160       744,692           185,592
Target 2025           42,716        14,090                --
----------------------------------------------------------------

                       Transfer Agent Fees
----------------------------------------------------------------
                    Fiscal     Fiscal             Fiscal
Fund                 1997       1996               1995
----------------------------------------------------------------
Target 2000       $196,492     $267,353          $285,145
Target 2005        213,613      266,687           183,211
Target 2010        131,294      178,493           130,450
Target 2015        132,040      178,562           202,013
Target 2020        618,798      858,442           350,332
Target 2025         57,380       32,597                --
----------------------------------------------------------------


DISTRIBUTION OF FUND SHARES


    The Funds' shares are distributed by Funds Distributor, Inc. (FDI). The Manager pays all expenses for promoting and distributing the Fund shares offered by this Prospectus. The Funds do not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The Funds' shares are continuously offered at net asset value. American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a series' tax status; or whenever, in the Manager's opinion, such rejection or limitation is in the Trust's or series' best interest. As of January 5, 1998, to the Funds' knowledge, no shareholder was the record holder or beneficial owner of 5% or more of a Fund's total outstanding shares except for those listed below.


STATEMENT OF ADDITIONAL INFORMATION                                          15



FUND                                   TARGET 2000
---------------------------------------------------------------------------
Shareholder Name and                   Charles Schwab & Co.
Address                                101 Montgomery Street
                                       San Francisco, CA 94101-4122
---------------------------------------------------------------------------
# of Shares Held                       422,409
---------------------------------------------------------------------------
% of Total Shares
Outstanding                            15.3%
---------------------------------------------------------------------------


FUND                                   TARGET 2005
---------------------------------------------------------------------------
Shareholder Name and                   Charles Schwab & Co.
Address                                101 Montgomery Street
                                       San Francisco, CA 94101
---------------------------------------------------------------------------
# of Shares Held                       763,404
---------------------------------------------------------------------------
% of Total Shares
Outstanding                            17.1%
---------------------------------------------------------------------------


FUND                                   TARGET 2010
---------------------------------------------------------------------------
Shareholder Name and                   Charles Schwab & Co.
Address                                101 Montgomery Street
                                       San Francisco, CA 94101-4122
---------------------------------------------------------------------------
# of Shares Held                       593,960
---------------------------------------------------------------------------
% of Total Shares
Outstanding                            19.7%
---------------------------------------------------------------------------


FUND                                   TARGET 2015
---------------------------------------------------------------------------
Shareholder Name and                   Charles Schwab & Co.
Address                                101 Montgomery Street
                                       San Francisco, CA 94101
---------------------------------------------------------------------------
# of Shares Held                       824,592
---------------------------------------------------------------------------
% of Total Shares
Outstanding                            26.1%
---------------------------------------------------------------------------


FUND                                   TARGET 2020
---------------------------------------------------------------------------
Shareholder Name and                   Charles Schwab & Co.
Address                                101 Montgomery Street
                                       San Francisco, CA 94101-4122
---------------------------------------------------------------------------
# of Shares Held                       6,357,487
---------------------------------------------------------------------------
% of Total Shares
Outstanding                            32.7%
---------------------------------------------------------------------------


FUND                                   TARGET 2025
---------------------------------------------------------------------------
Shareholder Name and                   Raymond James & Associates
Address                                P.O. Box 14547
                                       800 Carillon Pkwy
                                       St. Petersburg, FL 33716
---------------------------------------------------------------------------
# of Shares Held                       475,877
---------------------------------------------------------------------------
% of Total Shares
Outstanding                            6.2%
---------------------------------------------------------------------------
Shareholder Name and                   Charles Schwab & Co.
Address                                101 Montgomery Street
                                       San Francisco, CA 94101-4122
---------------------------------------------------------------------------
# of Shares Held                       2,504,870
---------------------------------------------------------------------------
% of Total Shares
Outstanding                            32.4%
---------------------------------------------------------------------------



    ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

    Share purchases and redemptions are governed by California law.


16                                        AMERICAN CENTURY INVESTMENTS


    FUND LIQUIDATIONS. On or before January 31st of the year following a Fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged, or a provision will be made for their discharge, and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (i) by receiving redemption proceeds or
(ii) by exchanging shares for shares of another American Century fund. If the Fund receives no instructions from a shareholder, his or her shares will be exchanged for shares of American Century-Benham Capital Preservation Fund (or a similar fund if Capital Preservation Fund is not available). The estimated expenses of terminating and liquidating a Fund will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a Fund and, therefore, should have little or no effect on the maturity value of the Fund.

OTHER INFORMATION

    For further information, please refer to registration statements and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.


STATEMENT OF ADDITIONAL INFORMATION                                      17


P.O. Box 419200
Kansas City, Missouri
64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                Century(reg.sm)

9802           [recycled logo]
SH-BKT-10356      Recycled

AMERICAN CENTURY TARGET MATURITIES TRUST

1933 Act Post-Effective Amendment No. 28
1940 Act Amendment No. 30
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for each series of the Trust for the fiscal year ended September 30, 1997, are incorporated herein by reference to the Registrant's Annual Report dated September 30, 1997 filed on November 21, 1997 (Accession # 757928-97-000008).

(b)      EXHIBITS.

          (1) (a) Agreement and Declaration of Trust dated May 31, 1995, is incorporated herein by reference to Exhibit 1(b) of
               Post-Effective Amendment No. 24 filed on November 29, 1995 (Accession # 757928-95-000005).

               (b) Amendment to the Declaration of Trust dated October 21, 1996, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 27 filed on August 28, 1997 (Accession # 757928-97-000004).

               (c) Amendment to the Declaration of Trust dated August 1, 1997, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 27 filed on August 28, 1997 (Accession # 757928-97-000004).

          (2) Amended and Restated Bylaws, dated May 17, 1995, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 24 filed on November 29, 1995 (Accession # 757928-95-000005).

          (3)  Not applicable.

          (4)  Not applicable.

          (5) (a) Investor Class Investment Management Agreement between American Century Target Maturities Trust and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment #33 to the Registration Statement of American Century Government Income Trust, filed July 31, 1997 (Accession #773674-97-000014).

               (b) Advisor Class Investment Management Agreement between American Century Target Maturities Trust, American Century Government Income Trust, American Century International Bond Funds, and American Century Quantitative Equity Funds, dated August 1, 1997, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 27 filed on August 28, 1997 (Accession # 757928-97-000004).

          (6) Distribution Agreement between American Century Target Maturities Trust and Funds Distributor, Inc., dated January 15, 1998 is included herein.

          (7)  Not applicable.

          (8) Custodian Agreement between American Century Investments (including American Century Target Maturities Trust), and The Chase Manhattan Bank, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment #31 to the Registration Statement for American Century Government Income Trust, filed February 7, 1997 (Accession #773674-97-000002).

          (9) Transfer Agency Agreement between American Century Target Maturities Trust and American Century Services Corporation, dated August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment #33 to the Registration Statement for American Century Government Income Trust, filed on July 31, 1997 (Accession #773674-97-000014).

          (10) Opinion and consent of counsel as to the legality of the securities being registered, dated November 14, 1997 is incorporated herein by reference to the Rule 24f-2 Notice filed on November 14, 1997 (Accession # 757928-96-000006).

          (11) Consent of KPMG Peat Marwick, LLP, independent auditors, is included herein.

          (12) Not applicable.

          (13) Not applicable.

          (14) (a)American Century Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 20 filed on September 17, 1992.

               (b) American Century Pension/Profit Sharing plan, including all instructions and other relevant documents, dated February 1992, is incorporated by reference to Exhibit 14(b) to Post-Effective Amendment No. 20 filed on September 17, 1992.

          (15) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997 is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 27 filed on August 28, 1997 (Accession # 757928-97-000004).

          (16) Schedule for computation of each performance quotation provided in response to Item 22 is included herein.

          (17) Power of Attorney dated January 15, 1998 is included herein.

          (18) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 27 filed on August 28, 1997 (Accession # 757928-97-000004).

Item 25. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 26. Number of Holders of Securities.

As of December 31, 1997, each Portfolio of American Century Target Maturities Trust had the following number of shareholders of record:

                    Target 2000 ........................ 9,956
                    Target 2005 ........................11,797
                    Target 2010 ........................ 6,915
                    Target 2015 ........................ 6,149
                    Target 2020 ........................15,973
                    Target 2025 ........................ 3,147


Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended on May 17, 1995,  appearing as
Exhibit 2(b) of Post-Effective Amendment No. 24 filed on November 29, 1995 (Accession # 757928-95-000005).


Item 28. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.


Item 29. Principal Underwriters.

The registrant's distribution agent, Funds Distributor, Inc., is distribution agent to American Century California California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment
Trust, American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).


Item 30. Location of Accounts and Records.

American Century Investment Management, Inc., the Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111.
American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.


Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 28/Amendment No. 30 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 27th day of January, 1998. I hereby certify that this Amendment meets the requirements for immediate effectiveness pursuant to Rule 485(b).

                              AMERICAN CENTURY TARGET MATURITIES TRUST


                              By: /s/ Douglas A. Paul
                                  Douglas A. Paul
                                  Secretary, Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28/Amendment No. 30 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                            Date
*                                    Trustee                                January 27, 1998
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                January 27, 1998
---------------------------------
Ronald J. Gilson

*                                    Trustee                                January 27, 1998
---------------------------------
William M. Lyons

*                                    Trustee                                January 27, 1998
---------------------------------
Myron S. Scholes

*                                    Trustee                                January 27, 1998
---------------------------------
Kenneth E. Scott

*                                    Trustee                                January 27, 1998
---------------------------------
Isaac Stein

*                                    Chairman of the Board, Trustee         January 27, 1998
---------------------------------
James E. Stowers III

*                                    Trustee                                January 27, 1998
---------------------------------
Jeanne D. Wohlers

*                                    Treasurer                              January 27, 1998
---------------------------------
Maryanne Roepke

/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated January 15, 1998).